Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Trina Solar LTD
Entity Central Index Key	0001382158
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	3,946,062,783
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 807,275,992	$ 816,779,973
Restricted cash	110,920,029	79,602,299
Inventories	318,503,459	249,778,729
Project assets, current portion	7,960,441	8,860,635
Accounts receivable, net of allowance for doubtful accounts of $45,438,767 and $106,825,173 as of December 31, 2011 and 2012, respectively	390,157,310	466,537,084
Current portion of advances to suppliers, net	57,846,194	63,492,494
Deferred income tax assets, net	12,716,521	10,466,825
Prepaid expenses and other current assets	60,107,295	73,203,526
Total current assets	1,765,487,241	1,768,721,565
Advances to suppliers, net of current portion	86,992,874	120,144,449
Property, plant and equipment, net	893,340,005	919,726,634
Prepaid land use rights, net	41,961,273	42,848,081
Project assets, net of current portion	23,397,997	2,902,034
Deferred income tax assets, net	41,047,764	19,038,544
Investment in equity affiliates	10,960,391	4,066,872
Other noncurrent assets	1,669,354
TOTAL ASSETS	2,864,856,899	2,877,448,179
Current liabilities:
Short-term borrowings and current portion of long-term borrowings	875,820,790	389,472,291
Convertible senior notes	83,582,000
Accounts payable	423,985,165	472,091,736
Amount due to related parties	4,861,497	6,748,353
Income taxes payable	936,803	4,502,285
Accrued expenses and other current liabilities	89,968,617	134,620,653
Total current liabilities	1,479,154,872	1,007,435,318
Long-term borrowings, excluding current portion	415,150,385	520,150,533
Convertible senior notes		127,756,000
Accrued warranty costs	65,780,019	58,810,186
Other noncurrent liabilities	22,986,914	17,970,893
Total liabilities	1,983,072,190	1,732,122,930
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,982,271,362 and 3,993,306,819 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	39,933	39,823
Additional paid-in capital	656,943,591	650,944,164
Retained earnings	215,395,146	481,950,538
Accumulated other comprehensive income	9,206,322	12,190,872
Total Trina Solar Limited shareholders' equity	881,584,992	1,145,125,397
Non-controlling interest	199,717	199,852
Total equity	881,784,709	1,145,325,249
Commitments and contingencies (Note 17)
TOTAL LIABILITIES AND EQUITY	$ 2,864,856,899	$ 2,877,448,179

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 106,825,173	$ 45,438,767
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	3,993,306,819	3,982,271,362
Ordinary shares, shares outstanding	3,993,306,819	3,982,271,362

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 1,296,654,938	$ 2,047,901,576	$ 1,857,689,274
Cost of goods sold	1,239,411,615	1,715,259,698	1,273,328,214
Gross profit	57,243,323	332,641,878	584,361,060
Selling expenses	118,885,352	100,427,110	75,677,623
General and administrative expenses	176,719,139	157,128,736	72,710,154
Research and development expenses	26,510,457	44,120,473	18,624,846
Income (loss) from operations	(264,871,625)	30,965,559	417,348,437
Other income (expenses):
Interest income	8,551,539	3,056,185	2,590,210
Interest expense	(51,886,930)	(35,020,940)	(33,952,126)
Foreign exchange (loss) gain	907,500	(27,434,515)	(36,155,829)
Derivatives gain (loss)	8,541,721	(11,393,346)	9,475,794
Other income, net	6,797,196	9,316,434	215,692
Income (loss) before income taxes	(291,960,599)	(30,510,623)	359,522,178
Income tax (expense) benefit	25,405,072	(7,309,619)	(48,069,198)
Net income (loss)	(266,555,527)	(37,820,242)	311,452,980
Net loss attributable to the noncontrolling interest	135	149
Net income (loss) attributable to Trina Solar Limited shareholders	$ (266,555,392)	$ (37,820,093)	$ 311,452,980
Earnings (loss) per ordinary share
Basic (in dollars per share)	$ (0.08)	$ (0.01)	$ 0.09
Diluted (in dollars per share)	$ (0.08)	$ (0.01)	$ 0.08
Weighted average ordinary shares outstanding
Basic (in shares)	3,534,829,694	3,521,182,416	3,402,701,503
Diluted (in shares)	3,534,829,694	3,521,182,416	3,833,713,796

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss)	$ (266,555,527)	$ (37,820,242)	$ 311,452,980
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax	(2,984,550)	1,183,743	(433,227)
Comprehensive income (loss)	(269,540,077)	(36,636,499)	311,019,753
Less: net loss attributable to non-controlling interest	(135)	(149)
Comprehensive income (loss) attributable to Trina Solar Limited	$ (269,539,942)	$ (36,636,350)	$ 311,019,753

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Noncontrolling interest
Balance at Dec. 31, 2009	$ 679,312,054	$ 34,869	$ 459,519,178	$ 208,317,651	$ 11,440,356
Balance (in shares) at Dec. 31, 2009		3,486,901,296
Increase (Decrease) in Stockholders' Equity
Share-based compensation	5,955,047		5,955,047
Issuance of restricted shares to employees	275	275
Issuance of restricted shares to employees (in shares)		27,528,391
Issuance of ordinary shares pursuant to share option plan	1,088,976	45	1,088,931
Issuance of ordinary shares pursuant to share option plan (in shares)		4,503,300
Repurchase of restricted shares	(91)	(91)
Repurchase of restricted shares (in shares)		(9,097,633)
Issuance of ordinary shares, net of issue costs	176,271,078	4,543	176,266,535
Issuance of ordinary shares, net of issue costs (in shares)		454,250,000
Net income (loss)	311,452,980			311,452,980
Foreign currency translation adjustments, net of nil tax	(433,227)				(433,227)
Balance at Dec. 31, 2010	1,173,647,092	39,641	642,829,691	519,770,631	11,007,129
Balance (in shares) at Dec. 31, 2010		3,964,085,354
Increase (Decrease) in Stockholders' Equity
Share-based compensation	7,958,434		7,958,434
Vesting of restricted shares to employees	173	173
Vesting of restricted shares to employees (in shares)		17,320,908
Issuance of ordinary shares pursuant to share option plan	156,048	9	156,039
Issuance of ordinary shares pursuant to share option plan (in shares)		865,100
Net income (loss)	(37,820,242)			(37,820,093)		(149)
Acquisition of subsidiaries	200,001					200,001
Foreign currency translation adjustments, net of nil tax	1,183,743				1,183,743
Balance at Dec. 31, 2011	1,145,325,249	39,823	650,944,164	481,950,538	12,190,872	199,852
Balance (in shares) at Dec. 31, 2011	3,982,271,362	3,982,271,362
Increase (Decrease) in Stockholders' Equity
Share-based compensation	5,999,427		5,999,427
Vesting of restricted shares to employees	110	110
Vesting of restricted shares to employees (in shares)		11,035,457
Net income (loss)	(266,555,527)			(266,555,392)		(135)
Foreign currency translation adjustments, net of nil tax	(2,984,550)				(2,984,550)
Balance at Dec. 31, 2012	$ 881,784,709	$ 39,933	$ 656,943,591	$ 215,395,146	$ 9,206,322	$ 199,717
Balance (in shares) at Dec. 31, 2012	3,993,306,819	3,993,306,819

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (266,555,527)	$ (37,820,242)	$ 311,452,980
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	111,108,445	69,837,152	52,279,855
Loss on change in fair value of investment in securities		295,715	812,929
(Gain) loss on change in fair value of derivatives	182,335	(9,495,084)	(9,475,794)
Loss (gain) on disposal of property, plant and equipment	(308,739)	3,586,877	1,772,161
Allowance made for accounts receivable, net of recoveries	61,387,013	26,556,358	5,435,656
Provision for losses of advances to suppliers	2,750,340	9,456,713	163,445
Inventory write-down	39,555,386	22,242,087	10,195,272
Deferred income tax benefit	(24,258,916)	(4,579,609)	(9,456,451)
Share-based compensation	5,999,427	7,958,434	5,955,047
Amortization of convertible senior notes issuance costs		2,101,948	3,899,771
Gain on repurchasing convertible senior notes	(5,091,424)	(2,341,290)
Changes in operating assets and liabilities:
Investment in securities			2,925,652
Accounts receivable	14,992,761	(115,775,917)	(94,803,019)
Inventories	(64,494,897)	(192,894,750)	(8,167,579)
Project assets	(29,239,605)	23,216,361	(33,040,511)
Advances to suppliers	(7,737,684)	(18,614,756)	(28,151,054)
Prepaid expenses and other current assets	12,914,006	(37,275,621)	(3,393,307)
Other noncurrent assets	(1,669,354)
Accounts payable	15,223,823	221,770,071	(2,406,437)
Amount due to related parties	(1,886,856)	6,079,370
Income taxes payable	(3,565,482)	(29,654,334)	21,282,640
Accrued expenses and other current liabilities	(44,652,036)	67,008,197	33,764,877
Accrued warranty costs	6,969,833	20,099,312	17,687,493
Other noncurrent liabilities	178,265	(4,029,184)	(5,179,337)
Prepaid land use rights		(5,800,534)	(9,625,161)
Net cash provided by (used in) operating activities	(178,198,886)	21,927,274	263,929,128
Investing activities:
Purchases of property, plant and equipment	(141,108,975)	(360,886,231)	(144,124,272)
Proceeds from sale of property, plant and equipment	3,896,148	1,523,598	3,622
Subsidies received from government for purchases of property, plant and equipment	4,837,756	2,315,542	7,454,208
Investments in affiliates	(6,893,519)	(3,910,984)	(155,888)
Decrease (increase) in restricted cash	(31,317,730)	(41,567,128)	33,970,278
Net cash used in investing activities	(170,586,320)	(402,525,203)	(102,852,052)
Financing activities:
Proceeds from exercise of share options		156,048	1,088,976
Proceeds from issuance of ordinary shares, net of issuance costs			176,271,078
Payment for repurchase of convertible senior notes	(39,082,576)	(7,582,710)
Redemption of convertible senior notes		(320,000)
Proceeds from short-term bank borrowings	1,044,195,782	617,992,242	375,979,373
Repayment of short-term bank borrowings	(635,681,819)	(465,921,421)	(484,754,971)
Proceeds from long-term bank borrowings	82,107,781	298,922,413	117,461,375
Repayment of long-term bank borrowings	(109,273,393)
Contribution from non-controlling interest holders		200,001
Net cash provided by financing activities	342,265,775	443,446,573	186,045,831
Effect of exchange rate changes	(2,984,550)	1,183,743	(433,227)
Net change in cash and cash equivalents	(9,503,981)	64,032,387	346,689,680
Cash and cash equivalents at the beginning of the year	816,779,973	752,747,586	406,057,906
Cash and cash equivalents at the end of the year	807,275,992	816,779,973	752,747,586
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	48,716,224	31,182,570	29,825,019
Income taxes paid	3,024,638	52,731,568	33,410,763
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in accounts payable	$ 45,663,411	$ 108,993,805	$ 46,603,004

PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION

1.              PRINCIPAL ACTIVITIES AND ORGANIZATION

Trina Solar Limited (“Trina”) was incorporated under the laws of the Cayman Islands on March 14, 2006. Trina Solar Limited and its subsidiaries (collectively the “Company”) are principally engaged in the manufacturing and selling of solar modules in the People’s Republic of China (the “PRC”) and overseas markets including Europe, the United States and other Asia Pacific regions.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2.              SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a)         Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

The accompanying consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and the Company’s ability to pursue financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

During the year December 31, 2012, cash used in operating activities was $178,198,886 primarily as a result of the net loss incurred by the Company. As of December 31, 2012, the Company had cash and cash equivalents of $807,275,992 and short-term bank borrowings, including current portion of long-term bank borrowings and convertible senior notes due in 2013, of $959,402,790. The liquidity of the Company is primarily depending on its ability to maintain adequate cash flows from operations, to renew its short-term bank loans and to obtain adequate external financing to support its working capital and meet its obligations and commitments when they become due.

The Company has carried out a review of its cash flow forecast for the twelve months ending December 31, 2013. Based on such forecast, management believes that adequate sources of liquidity exist to fund the Company’s working capital and capital expenditures requirements, and to meet its short term debt obligations and other liabilities and commitments as they become due.  In preparing the cash flow forecast, management has considered historical cash requirements of the Company, as well as other key factors, including its ability to renew its short-term bank borrowings during 2013. Historically, the Company has renewed or rolled over all its short-term bank loans upon the maturity date of the loans. From January 1, 2013 to April 1, 2013, the Company renewed short-term bank borrowings of $289.0 million that matured during this period. Management believes the assumptions used in the cash forecast are reasonable.

(b)         Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include the allowance made for doubtful accounts receivable, provision for losses on advances to suppliers, inventory write-down, the estimated useful lives of long-lived assets, the impairment of long-lived assets, fair value of foreign currency derivatives, accrued loss on firm purchase commitment, the accrual for uncertain tax positions and valuation allowance of deferred income tax assets, accrued warranty expenses, the grant-date fair value of share-based compensation awards and related forfeiture rates. Changes in facts and circumstances may result in revised estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

(c)          Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(d)         Restricted cash

Restricted cash is comprised of bank deposits held as collateral for letters of credit, commercial paper, bank drafts and bank borrowings as well as amounts held by counterparties under forward contracts. These deposits carry fixed interest rates and will be released when the bank borrowings are repaid or the related letters of credit, commercial paper and bank drafts are settled by the Company. The Company considers the restricted cash balances as equivalent to an investment whose return of principal requires the satisfaction of conditions (i.e., repayment of bank borrowings or settlement of letters of credit, commercial paper and bank drafts). Therefore, deposits and withdrawals of principal balances in restricted cash accounts represent the creation or return of investment and, accordingly, the Company has presented such deposits and withdrawals as investing activities in the consolidated statements of cash flows.

(e)          Fair value of financial instruments

The Company estimates fair value of financial assets and liabilities as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants. The fair value measurement guidance establishes a three-level fair value hierarchy that prioritizes the inputs into the valuation techniques used to measure fair value.

· Level 1 — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

· Level 2 — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

· Level 3 — Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use to price an asset or liability.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates and currency rates.

(f)           Investment in securities

Investment in securities represents marketable securities acquired principally for the purpose of sale in the near term and, as a result, is classified as a trading security. The investment is reported at fair value, with gains or losses resulting from changes in fair value recognized in earnings.

(g)         Investment in equity affiliates

Affiliated companies are entities over which the Company has significant influence, but which it does not control. The Company generally considers an ownership interest of 20% or higher to represent significant influence. Investments in equity affiliates are accounted for by the equity method of accounting. Under this method, the Company’s share of the profits or losses of affiliated companies is recognized in other income and its shares of movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Company and its affiliated companies are eliminated to the extent of the Company’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other-than-temporary. As of December 31, 2011 and 2012, the Company has equity investment in affiliates with a carrying amount of $4,066,872 and $10,960,391, respectively. No impairments were recorded for the years ended December 31, 2010, 2011 and 2012.

(h)         Receivables and Allowance for Doubtful Accounts

The Company maintains allowances for doubtful accounts for uncollectible accounts receivable. Estimated anticipated losses from doubtful accounts are based on aging, historical collection history, and other factors. The Company does not have any off-balance-sheet credit exposure related to its customers.

(i)            Inventories

The Company reports inventories at the lower of cost or market. The Company determines cost on a weighted-average basis. These costs include direct material, direct labor, tolling manufacturing costs, and fixed and variable indirect manufacturing costs, including depreciation and amortization.

The Company regularly reviews the cost of inventory and records a lower of cost or market write-down if any inventories have a cost in excess of market value. In addition, the Company regularly evaluates the quantity and value of its inventory in light of current market conditions and market trends and record write-down for any quantities in excess of demand and for any product obsolescence. This evaluation considers historic usage, expected demand, market price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, product merchantability and other factors. The Company also writes off silicon materials that may not meet its required specifications for inclusion in its manufacturing process. These materials are periodically sold for scrap or nominal amount.

(j)            Project assets

Project assets consist primarily of costs relating to solar power projects in various stages of development that are capitalized prior to the sale of the solar power project. These costs include modules, installation and other development costs, such as legal, consulting and permitting. While the project assets are not constructed for a specific customer, the Company intends to sell the project assets upon their completion.

Project assets consisted of the following at December 31, 2011 and 2012:

	December 31,	December 31,
	2011	2012
	$	$
Project assets — Module cost	3,337,837	9,524,845
Project assets — Development	5,140,345	8,344,913
Project assets — Others	3,284,487	13,488,680
Total project assets	11,762,669	31,358,438

Current portion	8,860,635	7,960,441
Noncurrent portion	2,902,034	23,397,997

The Company reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company considers a project commercially viable if it is anticipated to be sold for a profit once it is either fully developed or fully constructed. The Company also considers a partially developed or partially constructed project commercially viable if the anticipated selling price is higher than the carrying value of the related project assets plus the estimated cost to completion. The Company considers a number of factors, including changes in environmental, ecological, permitting, or regulatory conditions that affect the project. Such changes may cause the cost of the project to increase or the selling price of the project to decrease.

Due to the development, construction, and sale timeframe of the Company’s solar projects, it classifies project assets which are not expected to be sold within the next 12 months as “Project assets, net of current portion” or noncurrent portion on the Consolidated Balance Sheets. Once specific milestones have been achieved, the Company determines if the sale of the project assets will occur within the next 12 months from a given balance sheet date and, if so, it then reclassifies the project assets as current.

(k)         Property, plant and equipment, net

The Company reports its property, plant and equipment at cost, less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. The Company expenses repair and maintenance costs when they are incurred. A summary of interest costs incurred is as follows:

	Year ended December 31,
	2010	2011	2012
	$	$	$
Total interest incurred	35,754,067	37,459,515	51,886,930
Less: Interest capitalized	1,801,941	2,438,575	—
Interest expenses	33,952,126	35,020,940	51,886,930

The Company computes depreciation expense using the straight-line method over the estimated useful lives of the assets presented below.

Years

Buildings	10–20
Plant and machinery	5–10
Motor vehicles	3–5
Electronic equipment, furniture and fixtures	3–5

(l)            Prepaid land use rights

The Company’s prepaid land use rights are reported at cost and are charged to expense on a straight-line basis over the 50-year period of the rights granted in the PRC.

(m)     Impairment of long-lived assets

The Company’s long-lived assets include property, plant and equipment, project assets and other intangible assets with finite lives. The Company evaluated the long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These events include but are not limited to significant current period operating or cash flow losses associated with the use of a long-lived asset or group of assets combined with a history of such losses, significant changes in the manner of use of assets and significant negative industry or economic trends. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. No impairments were recorded during the years ended December 31, 2010, 2011 and 2012.

(n)         Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(o)         Income taxes

The Company accounts for income taxes using the asset and liability method whereby the Company calculates the deferred tax assets or liabilities at the balance sheet date using enacted tax laws and rates expected to apply in the periods in which the deferred tax assets or liabilities are expected to be realized or settled. The Company establishes valuation allowances to reduce deferred tax assets to the extent it is more likely than not that such deferred tax assets will not be realized. The Company does not provide deferred tax liabilities for investments in foreign subsidiaries to the extent such amounts relate to permanently reinvested earnings and profits of such foreign subsidiaries.

Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax assets and liabilities during the year plus any change in valuation allowances and (ii) current tax expense, which represents the amounts of tax currently payable to or receivable from the taxing authorities. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain tax position. The Company records interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations.

(p)         Revenue recognition

The Company recognizes revenue for product sales when persuasive evidence of an arrangement exists, delivery of the product has occurred and title and risk of loss has passed to the customer, the sales price is fixed or determinable and the collectability of the resulting receivable is reasonably assured. The Company’s sales agreements typically contain customary product warranties but normally do not contain post-shipment obligations nor return or credit provisions.

The Company recognizes sales of its solar modules based on the terms of the specific sales. Generally, it recognizes sales when the modules have been delivered to the customers’ designated point of shipment, which may include commercial docks or commercial shipping vessels. The Company normally provides credit terms to customers with good creditworthiness as determined by the Company’s credit assessment. For limited sales transactions with customers whose creditworthiness is doubtful, the Company requests cash payment before delivery and records such receipts as advances from customers. For customers to whom credit terms are extended, the Company only recognizes revenue when collectability is reasonably assured. The Company assesses collectability based on a number of factors, including past customer transaction history and customer credit analysis.

Revenue recognition for a given solar power project is dependent on the structure of the agreement and the Company’s intention on holding the project asset. For all the existing project assets the Company has, the Company has gained control of land or land use rights. If the Company holds the project asset with the intention of developing it for sale, it accounts for the project following the provisions of real estate accounting. Under the provisions of real estate accounting, the Company recognizes revenue and the corresponding costs once the sale is consummated, the buyer’s initial and any continuing investments are adequate, the resulting receivables are not subject to subordination and the Company has transferred the customary risk and rewards of ownership to the buyer. In general, the sale is consummated upon the execution of an agreement documenting the terms of the sale and a minimum initial payment by the buyer to substantiate the transfer of risk to the buyer. As a result, depending on the value of the initial and continuing payment commitment by the buyer, the Company generally aligns the revenue recognition and release of project assets to cost of sale with the receipt of payment from the buyer. If the Company holds the project developed for use, the project asset is deemed as an operating asset, and the revenue from connection to the grid, as well as any other revenue generated by the solar power project prior to its sale, would be classified as operating revenue for the Company. If the operating asset is eventually sold, the proceeds from the sale of the solar power project would be classified as gain/loss on sale of asset.

(q)         Shipping and handling costs

Shipping and handling costs charged to customers are recorded in net sales. Shipping and handling costs relating to solar module sales of $39,159,748, $45,498,328 and $54,675,873 are included in selling expenses for the years ended December 31, 2010, 2011 and 2012, respectively. Shipping and handling costs relating to inventory purchases of $810,783, $469,416 and $869,814 are included as a component of cost of goods sold for the years ended December 31, 2010, 2011 and 2012, respectively.

(r)          Research and development

Research and development costs are incurred during the period the Company is developing new products or significantly improving existing products or technologies. Its research and development costs consist primarily of compensation and related costs for personnel, material, supplies, equipment depreciation and laboratory testing costs. These costs are expensed as incurred.

(s)           Government grants

The Company qualifies for grants from the PRC government for achieving certain research and development milestones. It records these grants as an offset to its research and development expenses in the periods in which the Company earns them. Grants that it receives prior to when the Company achieves the specified milestone are reported as a liability. The Company recorded $699,288, $411,970 and $342,974 of earned grants as reductions of research and development expenses for the years ended December 31, 2010, 2011 and 2012, respectively. Government grants related to assets are recorded as deferred liabilities and are recognized as an offset to depreciation expense on a straight-line basis over the useful life of the associated asset. The Company received government grants for assets of $7,454,208, $2,315,542 and $4,837,756 during the years ended December 31, 2010, 2011and 2012, respectively, and recognized $4,480,108, $4,833,562 and $2,460,843 as an offset to depreciation expense for the years ended December 31, 2010, 2011 and 2012, respectively. The Company records unrestricted cash government subsidies in other income in the consolidated statements of operations. Unrestricted cash government subsidies received were $321,519, $8,045,834 and $1,002,024 during the years ended December 31, 2010, 2011 and 2012, respectively.

(t)            Product warranties

Historically the Company has provided a limited warranty to the original purchasers of its solar modules for two or five years, in relation to defects in materials and workmanship, and 25 years in relation to minimum power output. Since June 2011, the Company extended the warranty period in relation to defects in materials and workmanship from five years to ten years. Additionally, the Company has replaced its two-step performance warranty with a linear performance warranty that guarantees module power output will not decrease by more than approximately 0.7% per year after the initial year of service. The Company accrues warranty costs when recognizing revenue and recognizes such costs as a component of selling expense. Warranty costs primarily consist of replacement costs for parts and materials and labor costs for maintenance personnel. Due to its limited solar module manufacturing history, the Company does not have a significant history of warranty claims. Based on its best estimates of both future costs and the probability of incurring warranty claims, the Company accrues for product warranties at 1% of solar module sales. The Company derives its estimates from a number of factors, including (1) an analysis of actual historical costs incurred in connection with its warranty claims, (2) an assessment of competitors’ accrual and claim history and (3) results from academic research, including industry-standard accelerated testing, and other assumptions that the Company believes to be reasonable under the circumstances. The Company’s revision to its warranty policy in June 2011 did not have a material effect on its warranty accrual rate. The Company acknowledges that such estimates are subjective and will continue to analyze its claim history and the performance of its products compared to its competitors and academic research results to determine whether the accrual is adequate. Should the Company begin to experience warranty claims different from its accrual rate, the Company will prospectively revise the warranty accrual rate.

(u)         Foreign currency translation and foreign currency risk

The United States dollar (“US dollar”), the currency in which a substantial portion of the Company’s transactions are denominated, is used as the functional and reporting currency of the Company. Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into the US dollar at the applicable rates of exchange prevailing at the beginning of the month the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

The financial records of the Company’s subsidiaries outside of the US are maintained in local currencies other than US dollar, such as RMB and Euro, which are their functional currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive income in the statement of comprehensive income.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents and restricted cash denominated in RMB amounted to $208,427,732 and $145,036,568 as of December 31, 2011 and 2012, respectively. As of December 31, 2012, 97% of the Company’s cash and cash equivalents and restricted cash were held in major financial institutions located in PRC, European, USA and Asian Pacific financial institutions that amounted to $892,130,031 in total and were denominated in the following currencies:

	USD	EUR	RMB	AUD
	(million)	(million)	(million)	(million)
In PRC	498	96	911	10
In European Union	1	40	1	—
In USA	43	—	—	—
In Asian Pacific	6	—	—	9
Total in original currency	548	136	912	19

US$ equivalent	548	179	145	20

(v)         Concentrations of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of accounts receivable and advances to suppliers. Before conducting business with customers, the Company conducts credit evaluations of these customers and requires certain customers to post letters of credit to secure payment or to make significant down payments. The Company generally has not required collateral or other security interests from its suppliers but it performs ongoing credit evaluations and communication with these suppliers of their financial condition and capability for goods delivery. The Company raises an allowance for doubtful accounts primarily based on the specific evaluation of individual account’s collectability risk and recoverability risk, previous loss history and the counterparties’ current ability to fulfill its obligation.

The assessment of customer creditworthiness is primarily based on historical collection records, validation of the project specifications with the customers and their financing banks, customer onsite visits by senior management and information provided by third party credit rating agency, such as Dun & Bradstreet, and the insurance company that ultimately insures the Company against customer credit default. Using this information, the Company further evaluates the potential effect of a delay in financing on the customers’ liquidity and financial position, their ability to draw down financing as well as their ability and intention to pay should it not obtain the related financing. Based on this analysis, the Company determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not sell the products or sell on a cash or prepayment basis. Therefore, based on the strict credit assessment, the Company conducts business with those customers having the ability and intent to pay.

(w)       Share-based compensation

The Company’s share-based payment transactions with employees, such as restricted shares and share options, are measured based on the grant-date fair value of the equity instrument issued. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

(x)         Derivative financial instruments

The Company’s primary objective for holding derivative financial instruments is to manage currency risk. The Company records derivative instruments as assets or liabilities, measured at fair value. The recognition of gains or losses resulting from changes in fair values of those derivative instruments is based on the use of each derivative instrument and whether it qualifies for hedge accounting.

The Company entered into certain forward foreign exchange contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates associated with outstanding accounts receivable. The foreign exchange hedge contracts do not qualify for hedge accounting and, as a result, the changes in fair value of the foreign currency hedge contracts are recognized in the consolidated statements of operations. During the years ended December 31, 2010, 2011and 2012, the Company recorded change in fair value of forward foreign currency exchange contracts of $9,475,794, $(11,393,346) and $8,541,721, respectively, which has been recorded in “Derivative gain (loss)” in the consolidated statements of operations.

(y)              Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the period. Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in loss periods as their effects would be anti-dilutive.

The following table sets forth the computation of the basic and diluted income (loss) from operations per share for the periods indicated:

	Year ended December 31,
	2010	2011	2012
	$	$	$
Net income (loss) attributable to Trina Solar Limited shareholders — basic	311,452,980	(37,820,093)	(266,555,392)
Finance charge related to convertible notes	9,419,771	—	—

Net income (loss) attributable to Trina Solar Limited shareholders — diluted	320,872,751	(37,820,093)	(266,555,392)

Weighted average number of ordinary shares outstanding — basic	3,402,701,503	3,521,182,416	3,534,829,694
Nonvested restricted shares	16,977,041	—	—
Share options	6,715,832	—	—
Convertible senior notes	407,319,420	—	—

Weighted average number of ordinary shares outstanding — diluted	3,833,713,796	3,521,182,416	3,534,829,694

Earnings (loss) per ordinary share from operations — basic	0.09	(0.01)	(0.08)

Earnings (loss) per ordinary share from operations — diluted	0.08	(0.01)	(0.08)

For the years ended December 31, 2010, 2011 and 2012, the following securities were excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive.

	Year ended December 31,
	2010	2011	2012

Non-vested restricted shares	47,581,632	47,183,592	40,464,927
Share options	27,113,457	57,839,459	99,161,181
Convertible senior notes	—	377,083,332	246,700,118

Total	74,695,089	482,106,383	386,326,226

The call option on the Loaned Shares (see Note 11) has been excluded in the computation of basic EPS as the Company has concluded that the Loaned Shares are not considered issued for accounting purposes as existing shareholders are not expected to be affected by the issuance due to (a) the existence of the collateral arrangement and (b) the requirement that the holders of the Loaned Shares return any dividends received. The call option on the Loaned Shares has been considered in the computation of diluted EPS using the treasury stock method with the fair value of the collateral representing the assumed proceeds for the issuance of the underlying shares. For the year ended December 31, 2010, 2011 and 2012, there were no incremental shares included in the diluted EPS computation in regard to the Loaned Shares.

(z)               Recently issued accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), which amended accounting guidance related to fair value measurements and disclosures with the purpose of converging the fair value measurement and disclosure guidance issued by the FASB and the International Accounting Standards Board (“IASB”). The guidance is effective for reporting periods beginning after December 15, 2011. The guidance includes amendments that clarify the intent of the application of existing fair value measurement requirements along with amendments that change a particular principle or requirement for fair value measurements and disclosures. The Company adopted the new guidance on January 1, 2012. The adoption did not have a material impact on its Consolidated Financial Statements or related disclosures.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which amended accounting guidance related to presentation of comprehensive income. The standards update is intended to help financial statement users better understand the causes of an entity’s change in financial position and results of operation. The amendment eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also requires that reclassification adjustments for items that are reclassified from other comprehensive income to net income be presented on the face of the financial statement where the components of net income and other comprehensive income are presented. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”), which defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. ASU 2011-05 and ASU 2011-12 are effective for reporting periods beginning after December 15, 2011. The Company adopted the new guidance on January 1, 2012.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). The standard requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source (e.g., the release due to cash flow hedges from interest rate contracts) and the income statement line items affected by the reclassification (e.g., interest income or interest expense). If a component is not required to be reclassified to net income in its entirety (e.g., the net periodic pension cost), companies would instead cross reference to the related footnote for additional information (e.g., the pension footnote). ASU 2013-02 is effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt the provisions of the new guidance on January 1, 2013. The adoption will not have a material impact on its consolidated financial statements or related disclosures.

ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2012
ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS
ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS

3.                   ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS

Accounts receivable are recorded at the amount due from customers for the sales of products sold and service rendered. An allowance for doubtful accounts is provided based on the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company assess the collectability of accounts receivable by analyzing specific customer accounts that have known or potential doubt as to collectability. In addition to the specific allowance applied on the balance of individual customers, the Company groups the remaining receivables without specific allowance based on overdue aging. An estimated loss percentage is then applied to each overdue aging group based on historical collection experiences, previous loss history and current credit conditions. The following table presents the movement of the allowance for doubtful accounts:

	At December 31,
	2010	2011	2012
	$	$	$

Balance, beginning of the year	13,859,407	19,295,063	45,438,767
Allowance made during the year	5,435,656	26,556,358	61,387,013
Amount written-off against allowance	—	(412,654)	(607)
Balance, end of the year	19,295,063	45,438,767	106,825,173

In order to secure a stable supply of silicon and wafer, the Company makes advances to certain suppliers. Advances to suppliers which the Company expects to take delivery of the inventory after the next twelve months are classified as non-current assets in the Company’s consolidated balance sheets. The Company monitors suppliers to ensure the timely delivery of goods in accordance with agreed schedules, and assesses the recoverability of advances to suppliers by analyzing specific supplier accounts that have known or potential settlement issues. The Company made provision for losses of advances to suppliers totaling $0.2 million, $9.5 million and $2.8 million during the years ended December 31, 2010, 2011 and 2012, respectively.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
INVENTORIES

4.      INVENTORIES

Inventories consisted of the following:

	At December 31,
	2011	2012
	$	$

Raw materials	27,629,870	69,340,896
Work in progress	16,294,428	41,547,820
Finished goods	205,854,431	207,614,743
Total	249,778,729	318,503,459

In 2010, 2011 and 2012, inventory was written down by $10,195,272, $22,242,087 and $39,555,386, respectively, to reflect the lower of cost or market.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

5.                   PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	At December 31,
	2011	2012
	$	$

Buildings	112,360,504	169,769,630
Plant and machinery	708,782,109	886,430,211
Motor vehicles	2,530,905	3,414,460
Electronic equipment, furniture and fixtures	79,305,774	94,749,383
	902,979,292	1,154,363,684
Less: Accumulated depreciation	(185,542,927)	(294,156,922)
	717,436,365	860,206,762
Construction in progress	202,290,269	33,133,243
Property, plant and equipment, net	919,726,634	893,340,005

Depreciation of property, plant and equipment was $52,279,855, $69,837,152 and $110,221,637 for the years ended December 31, 2010, 2011 and 2012, respectively.

Construction in progress primarily represents the construction of new plants that include several new production lines and the machinery under installation.

As of December 31, 2011 and 2012, the Company has pledged property, plant and equipment with a total carrying amount of $360,873,347 and $564,244,909, respectively, to secure bank borrowings (see Note 10).

PREPAID LAND USE RIGHTS	12 Months Ended
Dec. 31, 2012
PREPAID LAND USE RIGHTS
PREPAID LAND USE RIGHTS

6.                   PREPAID LAND USE RIGHTS

Prepaid land use rights represent fees paid to obtain the land use rights for the Company’s business operations. Amounts of amortization recognized in profit and loss related to the prepaid land use rights were $632,698, $783,214 and $886,808 for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2011 and 2012, land use rights of $17,185,095 and $16,620,946, respectively, were pledged as collateral to secure bank borrowings (see Note 10).

ACCRUED EXPENSES AND CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND CURRENT LIABILITIES
ACCRUED EXPENSES AND CURRENT LIABILITIES

7.                   ACCRUED EXPENSES AND CURRENT LIABILITIES

Accrued expenses and current liabilities consisted of the following:

	At December 31,
	2011	2012
	$	$

Payroll and welfare payables	26,067,216	22,155,642
Advance from customers	57,252,788	20,146,923
Derivatives	1,271,592	182,963
Accrued expenses	28,545,383	24,410,724
Other payables	21,483,674	23,072,365
Total	134,620,653	89,968,617

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

8.                   DERIVATIVE FINANCIAL INSTRUMENTS

The following tables present the fair values of derivative instruments included in the Company’s consolidated balance sheets as of December 31, 2011 and 2012:

December 31, 2011
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	2,910,301	1,271,592

December 31, 2012
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	1,639,337	182,963

See Note 9, “Fair Value Measurement,” to the Company’s consolidated financial statements for information about the techniques the Company uses to measure the fair value of its derivative instruments.

The following table present the amounts related to derivative instruments affecting the Company’s consolidated statements of operations for the years ended December 31, 2010, 2011 and 2012:

	Amount of Gain (loss) on Derivatives Recognized in Income Year Ended December 31			Location of Gain (loss) Recognized in
Derivative Type	2010	2011	2012	Income on Derivatives
	$	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	9,475,794	(11,393,346)	8,541,721	Derivatives gain (loss)

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

9.      FAIR VALUE MEASUREMENT

The Company does not have any assets or liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2011 and 2012.

As of December 31, 2011 and 2012, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Fair Value Measurements at December 31, 2011
Using
Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	2,910,301	—	2,910,301	—

Liabilities:
Foreign exchange forward contracts	(1,271,592)	—	(1,271,592)	—
Net assets	1,638,709	—	1,638,709	—

Fair Value Measurements at December 31, 2012
Using
Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	1,639,337	—	1,639,337	—
Liabilities:
Foreign exchange forward contracts	(182,963)	—	(182,963)	—
Net assets	1,456,374	—	1,456,374	—

A summary of changes in Level 3 foreign exchange forward contracts for the years ended December 31, 2010, 2011 and 2012 is as follows:

	As of December 31,
	2010	2011	2012
	$	$	$
Beginning balance	596,251	(13,478,691)	—
Total gain or losses (realized/unrealized)
Included in earnings	(13,478,691)	—	—
Settlements	(596,251)	13,478,691
Ending balance	(13,478,691)	—	—
The amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at the reporting date	(13,478,691)	—	—

Following is a description of the valuation techniques that the Company uses to measure assets and liabilities at fair value on a recurring basis under the fair value measurement guidance as well as the basis for classification of such instruments pursuant to the valuation hierarchy established under the guidance:

· Investment in trading securities — Investment in trading securities consist of marketable equity shares that are measured using the closing stock prices from the exchange market on which they are traded. Such investments are classified as Level 1 in the hierarchy.

· Derivative assets and liabilities — The Company’s derivative assets and liabilities relate to foreign exchange contracts involving major currencies. Since its derivative assets and liabilities are not traded on an exchange, the Company values them using valuation models. The valuation of certain foreign currency contracts used interest rate yield curves and foreign exchange rates as the significant inputs in the valuation models. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, such contracts are classified as Level 2 in the hierarchy. The fair value of the remaining foreign currency contracts are computed using the Monte Carlo pricing method based on assumptions supported by quoted market prices or rates, adjusted for the specific features of these instruments. Such contracts are classified as Level 3 in the hierarchy. The Company considers the effect of its own credit standing and that of its counterparties in valuations of its derivative financial instruments.

· Short-term financial instruments (cash equivalents, restricted cash, accounts receivable and payable, short-term borrowings, and accrued liabilities) — cost approximates fair value because of the short maturity period.

· Long-term borrowings — fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term borrowings approximate their fair values as all the long-term debt carry variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

· Convertible senior notes — the estimated fair value was $ 75,223,800 as of December 31, 2012 based on the quoted market price in an active market.

BANK BORROWINGS	12 Months Ended
Dec. 31, 2012
BANK BORROWINGS
BANK BORROWINGS

10.    BANK BORROWINGS

The Company’s bank borrowings consisted of the following:

	At December 31,
	2011	2012
	$	$
Bank borrowings
Short-term	303,259,524	711,773,487
Long-term, current portion	86,212,767	164,047,303
Total current	389,472,291	875,820,790

Long-term, non-current portion	520,150,533	415,150,385
Total	909,622,824	1,290,971,175

Short-term borrowings

The Company’s short-term bank borrowings consisted of the following:

	At December 31,
	2011	2012
	$	$

Short-term borrowings guaranteed by Trina	59,609,524	151,136,743
Short-term borrowings secured by plants and machinery of Changzhou Trina Solar Energy Co., Ltd. (“Trina China”)	43,650,000	56,136,744
Unsecured short-term borrowings	200,000,000	504,500,000
Total	303,259,524	711,773,487

The average interest rate on short term borrowings was 3.65% and 3.88% per annum for the years ended December 31, 2011 and 2012, respectively. The funds borrowed under the above short-term arrangements are repayable within one year. As of December 31, 2012, two short term loans are secured by the plant and machinery of Trina China with carrying value of $133,353,290.

As of December 31, 2012, the Company has short-term bank facilities of $882,668,078 with various banks, of which $711,773,487 had been drawn down, and $170,894,591 was available.

Long term borrowings

On September 8, 2009, Trina China entered into a five-year credit facility with a syndicate of banks including both Renminbi (“RMB”) facility and US dollar facility (the “Facility”) amounting to RMB1,524.6 million ($241,965,434) and $80.0 million respectively, of which RMB1,292.0 million ($205,050,072) and $80.0 million are designated solely for the expansion of the Company’s production capacity, and the remaining amount to be used to supplement working capital requirements once the capacity expansion is completed. The facility can be drawn down either in RMB or US dollar. As of December 31, 2011 and 2012, the Company had fully drawn down the capacity expansion portion under the Facility and had a loan balance of $254,003,581 and $184,573,440 respectively. The remaining RMB Facility of RMB232.6 million ($36,915,362) can only be drawn down on or after completion of capacity expansion. The weighted-average interest rate for borrowings under the Facility is 6.50% and 6.43% for the years ended December 31, 2011 and 2012 respectively. Interest is payable quarterly or biannually in arrears for loans denominated in RMB and US dollars, respectively. The interest rate on RMB-denominated borrowings is 110% of the prevailing base lending rate pronounced by People’s Bank of China (“PBOC”) for loans of similar duration. The interest rate on US dollar-denominated borrowings is the prevailing six-month US London Interbank Offered Rate (“LIBOR”) plus 300 basis points. As of December 31, 2012, the Facility is guaranteed by Trina as well as by the property, plant and equipment with carrying value of $283,420,944 and the related land use rights of $14,279,056. For purposes of the expansion, the Company is required to match Facility draw-down with an equal amount of cash from sources other than the Facility. The Facility contains certain financial covenants which require that specified debt to total assets ratio, net profit ratio and income to interest ratio be maintained. As of December 31, 2011, Trina China violated the net profit ratio and income to interest ratio covenants. Trina China obtained a waiver letter from the Agriculture Bank of China, the leading bank in the syndicated loan, on February 8, 2012 to waive the covenants for the whole Facility period.

On January 11, 2010, Trina Solar (Luxembourg) S.A.R.L (“Trina Luxembourg”) entered into a fifteen-year facility with China Development Bank (“CDB”) (the “TLB CDB Facility”) amounting to Euro 100.0 million, which is designated solely for the construction of certain planned PV projects. Trina Luxembourg had drawn down Euro 50.0 million and the remaining Euro 50.0 million had expired on March 14, 2011. The TLB CDB Facility is guaranteed by Trina China and the Company is required to match the TLB CDB Facility draw-down with the construction of those specified PV projects. Trina Luxembourg had a loan balance outstanding as of December 31, 2011 and 2012 of Euro 41.3 million ($53.4 million) and Euro 13.1 million ($17.3 million) respectively. The weighted-average interest rate for the borrowings was 4.66% and 4.26% for the years ended December 31, 2011 and 2012 respectively, and is computed as the prevailing six-month EUR LIBOR plus 300 basis points. There are no loan covenants with respect to this facility.

On May 17, 2011, Trina China entered into a three year credit facility with the Export-Import Bank of China (the “Ex-Imp Facility”) amounting to $40.0 million, which is designated solely for capital expenditure purposes. As of December 31, 2012, the Company had drawn down $14.0 million and the remaining $26.0 million had expired due to the completion of the underlying capital project. Trina China had a loan balance outstanding as of December 31, 2011 and 2012 of 14.0 million and 10.5 million, respectively. The interest rate is the prevailing six-month US LIBOR plus 380 basis points, which is 4.59% and 4.47% in 2011 and 2012, respectively. As of December 31, 2012, the Ex-Imp Facility is guaranteed by Trina as well as by the property, plant and equipment with carrying value of $30,684,048. The facility contains a debt payment coverage ratio covenant. Trina China was in compliance with the covenant as of December 31, 2012.

On June 29, 2011, Trina China entered into a three-year credit facility with CDB (the “TCZ CDB Facility”) amounting to $180.0 million, which is designated for the working capital. As of December 31, 2011 and 2012, the Company had fully drawn down the TCZ CDB Facility. Trina China had a loan balance outstanding of $180.0 million as of December 31, 2011 and 2012 respectively. The interest rate is the prevailing three-month US LIBOR plus 300 basis points, which is 3.25% and 3.47% in 2011 and 2012, respectively. The TCZ CDB Facility contains certain financial covenants which require that specified current ratio, quick ratio, debt to asset ratio, debt repayment coverage ratio, interest coverage ratio, contingent liability ratio, current assets turnover and accounts receivable turnover be maintained. As of December 31, 2012, Trina China violated the required threshold of relevant covenants of debt to asset ratio, current assets turnover and accounts receivable turnover. Trina China obtained a written letter from CDB stating that the bank waives Trina China’s covenants breach by revising those relevant covenants. As of December 31, 2012, Trina China was in compliance with the revised covenants. Management have evaluated Trina China’s compliance with those revised covenants through the calendar year of 2013 and determined that it is not probable that Trina China will violate those revised covenants for a period of one year from December 31, 2012.

On December 7, 2011, Trina Solar (Changzhou) Science and Technology Co., Ltd. (“TST”) entered into a three-year structured term loan facility with Standard Chartered Bank (Hong Kong) Limited (the “SC Facility”) amounting to $100.0 million, which can be drawn down in single or multiple tranches within the first 12 months either in HKD or USD. Each tranche is for a term of up to 36 months from the initial drawdown date, and may be extended for up to another two years at TST’s discretion. The SC Facility is designated solely for the Company’s East Campus construction, which is expected to add approximately 500 MW of cell and module capacity to facilitate the Company’s high-efficiency Honey cell technology. As of December 31, 2011 and 2012, the Company had fully drawn down the SC Facility. TST had a loan balance outstanding of $100.0 million as of December 31, 2011 and 2012 respectively. The interest rate is the Hong Kong Interbank Offered Rate plus 2.25%, which is 2.61% and 2.63% in 2011 and 2012 respectively. The SC Facility is guaranteed by Trina as well as by the property, plant and equipment for which this borrowing is used to construct. The carrying value of property, plant and equipment was $116,786,627 as of December 31, 2012. The SC Facility contains certain financial covenants which require that specified gearing, net tangible assets value and EBITDA-to-interest ratio be maintained. TST was in compliance with the covenants as of December 31, 2012.

On December 23, 2011, Trina China entered into a three-year credit facility with Agriculture Bank of China (the “ABC Facility”) amounting to RMB 30.0 million ($4.8 million) at an interest rate of 6.65% per year, which is designed solely for the “MW Square Crystal Silicon Heterojunction Solar Battery Research, Development and Industrialization Project”. As of December 31, 2011 and 2012, the Company had fully drawn down the facility. Trina China had a loan balance outstanding of $4.8 million as of December 31, 2011 and 2012 respectively. As of December 31, 2012, the ABC Facility is secured by the land use rights with carrying value of $2,341,890. There are no covenants with respect to this facility.

On December 31, 2012, Trina Solar (Luxembourg) Holdings S.A.R.L. (“TLH”) entered into a three-year credit facility with CDB (the “TLH CDB Facility”) amounting to $80.0 million which is designated for working capital. As of December 31, 2012, the Company had fully drawn down the facility. TLH had a loan balance outstanding of $80.0 million as of December 31, 2012. The interest rate is the prevailing six-month US LIBOR plus 370 basis points which is 4.21% in 2012. The TLH CDB Facility is guaranteed by Trina. The facility contains financial covenants and TLH was in compliance with the covenants as of December 31, 2012.

Future principal payments under the above long-term borrowings as of December 31, 2012 are as follows:

Fiscal Years Ending December 31,	$

2013	164,047,303
2014	333,559,422
2015	81,590,963
Thereafter	—
Total	579,197,688

CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES

11.    CONVERTIBLE SENIOR NOTES

On July 23, 2008, the Company issued $138 million of 4% Convertible Senior Notes (the “Notes”). The Notes mature on July 15, 2013 and bear interest at a rate of 4.00% per annum, payable in arrears semi-annually on January 15 and July 15, beginning January 15, 2009.

Conversion. The initial conversion rate is 59.0318 ADSs per $1,000 initial principal amount, which represents an initial conversion price of approximately $16.94 per American Depository Share (“ADS”). The Notes are convertible at any time prior to maturity. The conversion rate is subject to change for certain anti-dilution events and upon a change in control (“a Fundamental Change”). If the holders elect to convert the Notes upon a Fundamental Change, the conversion rate will increase by a number of additional shares as determined by reference to an adjustment schedule based on the date on which the change in control becomes effective and the price paid per ADS in the transaction (referred to as the “Fundamental Change Make-Whole Premium”). However, the conversion rate, including any additional ADSs added to the conversion rate in connection with a Fundamental Change, will not exceed 71.4286 ADSs (which is equal to a conversion price of $14.00 per ADS).

Redemption. The holders may require the Company to repurchase all or portion of the Notes for cash on July 15, 2011, or upon a Fundamental Change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest. In the event of default, as defined in the agreement, the holders of 25% or more of the Notes may immediately require the Company to redeem the Notes and associated interest. In August 2011, Notes with an aggregate principal amount of $320,000 were redeemed and the July 15, 2011 redemption right of the remaining Notes expired.

Proceeds to the Company were $132,392,740, net of issuance costs of $5,607,260, which were amortized over the period from July 23, 2008, the date of issuance, to July 15, 2011, the earliest redemption date, using the effective interest method. Amortization expense for the years ended December 31, 2010, 2011 and 2012 was $3,899,771, $2,101,948 and $nil, respectively.

Share Lending Agreement. Concurrent with the offering of the Notes, the Company issued 8,146,388 ADSs at a price equal to par, or $0.0005 per ADS (the “Loaned Shares”), to one of the underwriters of the Notes (“Underwriter”). The purpose of the Loaned Shares is facilitating privately negotiated transactions in which the ultimate holder of the Notes (the “ADS Borrower”) may elect to hedge their investment in the Notes.

The Loaned Shares must be returned to the Company by the earliest of (a) the maturity date of the Notes, July 15, 2013, (b) upon the Company’s election to terminate the Share Lending Agreement at any time after the later of (x) the date on which the entire principal amount of the Notes ceases to be outstanding, and (y) the date on which the entire principal amount of any additional convertible securities that the Company has in writing consented to permit the ADS Borrower to hedge under the Share Lending Agreement ceases to be outstanding, in each case, whether as a result of conversion, redemption, repurchase, cancellation or otherwise; and (c) the termination of the Share Lending Agreement. The Company is not required to make any payment to the Underwriter or ADS Borrower upon the return of the Loaned Shares.

The Underwriter has agreed to post collateral, either in cash or other assets, having a market value equal to at least 100% of the market value of the Loaned Shares during the term of the Share Lending Agreement. The Company may notify the Underwriter if the fair value of such collateral is lower than the fair value of the Loaned Shares by more than $100,000. The Company has no right to sell or re-pledge the collateral. If the Underwriter is unable to return the Loaned Shares when required by the terms of the Share Lending Agreement, the Company may take delivery of the collateral equal to the fair value of the Loaned Shares.

The Underwriter is required to remit to the Company any dividends paid to the holders of the Loaned Shares. The Underwriter has agreed not to vote the Loaned Shares to the extent it is the shareholder of record. An ADS Borrower has the ability to vote without restriction.

The Company has accounted for the Share Lending Agreement at fair value and recognized it as an issuance cost associated with the convertible debt offering. As a result, additional debt issuance costs of $4.1 million were recorded on the issuance date with a corresponding increase to additional paid-in capital. The debt issuance costs are amortized over the life of the Notes using the effective interest method.

Although legally issued, the Company has not considered the Loaned Shares issued for accounting purposes. As a result, any cash collateral, to the extent posted by the ADS Borrower, is not considered attributable to the issuance of shares. To the extent cash collateral is posted, the Company will record the cash as an asset on its balance sheet with an offsetting liability recorded to reflect the collateral receipt as the proceeds of a borrowing. To the extent the ADS Borrower is in default under the Share Lending Agreement, non-cash collateral would likewise be recorded on the Company’s consolidated balance sheet. As of December 31, 2011, the ADS Borrower has posted non-cash collateral and the ADS Borrower is not in default.

As of December 31, 2011 and 2012, the fair value of the outstanding loaned shares was $54,417,872 and $35,355,324, respectively.

Pursuant to the terms of the supplemental indenture, the Notes should be purchased by the Company on July 15, 2011 (the “Option Purchase Date”), at a purchase price, payable in cash, equal to one hundred percent (100%) of the principal amount of the Notes to be so purchased, plus accrued and unpaid interest, including any additional interest. Notes with an aggregate principal amount of $320,000 were redeemed prior to the expiration of the Option. Subsequent to the purchase, $137,680,000 principal amount of the Notes remain outstanding.

In 2011 and 2012, the Company repurchased $9,924,000 and $44,174,000 aggregate principle amount of the Notes in the open market for a total cash consideration of $7,582,710 and $39,082,576 respectively. Gain of $ 2,341,290 and $5,091,424 on the repurchase was recorded in other income in 2011 and 2012 respectively. As of December 31, 2012, $83,582,000 principal amount of the Notes remains outstanding.

ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2012
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS

12.            ACCRUED WARRANTY COSTS

The movement of the Company’s accrued warranty costs is summarized below:

	For the year ended December 31,
	2010	2011	2012
	$	$	$
Beginning balance	21,023,381	38,710,874	58,810,186
Warranty provision	17,895,942	21,939,223	12,467,698
Warranty costs incurred	(208,449)	(1,839,911)	(5,497,865)
Ending balance	38,710,874	58,810,186	65,780,019

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

13.    SHARE-BASED COMPENSATION

The Company measures share-based compensation cost on the grant date at the fair value of the award and recognizes this cost as an expense on straight-line basis over the grant recipients’ requisite service period.

The following table presents the Company’s share-based compensation expense by type of award:

	2010	2011	2012
	$	$	$

Share options	1,882,511	2,167,209	2,163,693
Restricted shares	4,072,536	5,791,225	3,835,734
Total share-based compensation expense	5,955,047	7,958,434	5,999,427

Restricted Shares

In July 2006, the Company adopted the Share Incentive Plan (the “Share Incentive Plan”) upon which the Compensation Committee (the “Committee”) of the Board of Directors can authorize to make awards of Restricted Shares to any participant selected by the Committee in such amounts under terms and conditions as determined by the Committee. Restricted Shares shall be subject to restrictions on transferability and other restrictions as the Committee may impose (including, without limitation, limitations on the right to vote Restricted Shares or the right to receive dividends on the Restricted Share). These restrictions may lapse separately or in combination at such times, pursuant to such circumstances, in such installments, or otherwise, as the Committee determines at the time of the grant of the Award or thereafter.

The following is a summary of activities under the Plan:

	Number of shares	Weighted average grant date fair value

Non-vested at January 1, 2012	47,183,592	$0.42
Granted	15,317,200	$0.07
Vested	(11,035,457)	$0.40
Forfeited	(11,000,408)	$0.44
Nonvested at December 31, 2012	40,464,927	$0.29

The fair value of the restricted shares was based on the market price on the date of grant.

As of December 31, 2012 there was $9,295,016 of total unrecognized compensation cost related to the compensation cost of unvested restricted shares, which is expected to be recognized over a weighted-average period of 3.01 years. The total fair value of shares vested during the years ended December 31, 2010, 2011, and 2012 was $13,032,862, $7,551,432 and $1,449,353, respectively.

Share Options

In May 2008, the Company revised the Share Incentive Plan and introduced stock options as a compensation instrument to its employees. Under the terms of the revised Share Incentive Plan, share options are granted to employees at exercise prices equal to the Company’s share price on the grant date. The Company’s stock options expire five years from their grant date and generally vest one third per annum on the anniversary of the grant date.

During 2010, 2011 and 2012, the Company granted 21,630,267, 26,428,314 and 51,785,550 share options, respectively, to its board of directors and employees. Those share options will vest one third per annum on the anniversary of the grant date.

A summary of the option activity is as follows:

		Weighted	Weighted Average
		Average	Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Options	Price	Term	Value

Options outstanding at January 1, 2012	57,839,459	$0.44
Granted	51,785,550	$0.08
Exercised	—	$—
Forfeited	(10,463,828)	$0.45
Options outstanding at December 31, 2012	99,161,181	$0.25	3.70	414,284
Options vested or expected to vest at December 31, 2012	78,856,463	$0.28	3.44	270,832
Options exercisable at December 31, 2012	28,995,206	$0.38	1.96	—

Total intrinsic value of options exercised for the years ended December 31, 2010 and 2011 were $1,020,370 and $ 263,779, respectively. There were no share options exercised in 2012. The weighted-average grant date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 was $0.17, $0.25 and $0.02, respectively, computed using the Black-Scholes-Merton closed-form option valuation model and using the following weighted average assumptions:

	2010	2011	2012
Risk free rate of return	1.26%	0.96%	0.32%
Expected term	3.50	3.50	3.50
Volatility ratio	81.80%	74.04%	74.78%
Dividend yield	—	—	—

The Company estimated the expected term, which represents its best estimate of the period of time from the grant date that it expects the stock options to remain outstanding, using the simplified method. Under this method, the Company estimates the expected term of its stock options as the mid-point between their time to vest and their contractual term. The Company applied the simplified method because it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term due to the limited period of time that has elapsed since its first option grant.

The Company estimated the expected volatility upon historical volatility of its own stock price. The Company used U.S. Treasury rates in effect at the time of the grants for the risk-free rates.

As of December 31, 2012, the Company had $2,825,282 of unrecognized share-based compensation cost related to unvested share options, which it expects to recognize over a weighted-average period of 1.44 years.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

14.            INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

The Company’s fully-owned subsidiary, Trina Solar (Hong Kong) Enterprise Limited (“THK”) was subject to Hong Kong profit tax at a rate of 16.5% in 2010, 2011 and 2012. No Hong Kong profit tax has been provided as THK has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

Singapore

The Company’s fully-owned subsidiary, Trina Solar Singapore Pte. Ltd. (“TSI”) and Trina Solar Energy Development Pte. Ltd. (“TED”) were subject to Singapore profit tax at a rate of 17% in 2010 and 2011, respectively. In 2012, TSI is subject to Singapore profit tax at a rate of 17% and TED is subject to a preferential Singapore profit tax at an effective rate of 5%, respectively. No Singapore profit tax has been provided as TSI and TED did not have assessable profit that was earned in or derived from Singapore during the year presented.

Switzerland

The statutory tax rate in Switzerland is 27.8%. The Company’s fully owned subsidiary, Trina Solar (Schweiz) AG (“TSW”) was subject to a preferential Switzerland profit tax at an effective rate of 10.12% in 2010, 7.65% in 2011 and 2012, respectively, pursuant to approved tax ruling.

Luxemburg

The statutory tax rate in Luxemburg is 28.8%.  The Company’s fully owned subsidiary, Trina Solar (Luxembourg) S.A.R.L. (“TLB”) has filed all necessary documents to obtain the ruling of participation exemption on the gain in Luxembourg. Subject to the participation exemption ruling agreed by the tax bureau, the capital gains tax rate derived from the disposal of projects is 0%.

United States

The Company’s fully owned subsidiaries, Trina Solar (U.S.) Holding Inc, (“TUH”), Trina Solar (U.S.) Inc. (“TUS”), Trina Solar (U.S.) Development LLC (“TUP”) and TP-CA-SOUTH LLC (“TP-CA”) were subject to United States income tax at a combined federal and state tax rate of 40% in 2010, 2011 and 2012, respectively.

Japan

The Company’s fully owned subsidiary, Trina Solar (Japan) Limited (“TJP”) was subject to Japan profit tax at a rate of 40% in 2010, 2011 and 2012, respectively.

Germany

The Company’s fully owned subsidiary, Trina Solar (Germany) GmbH (“TGM”) was subject to Germany profit tax at a rate of 32.9% in 2010, 2011 and 2012, respectively.

Italy

The Company’s fully owned subsidiary, Trina Solar (Italy) S.R.L. (“TIL”) was subject to Italian profit tax at a rate of 31.4% in 2010, 2011 and 2012, respectively.

Spain

The Company’s fully owned subsidiary, Trina Solar (Spain) S.L.U. (“TSP”) was subject to Spanish profit tax at a rate of 30.0% in 2010, 2011 and 2012, respectively.

PRC

Under PRC’s Enterprise Income Tax Law (“EIT Law”), the statutory income tax rate is 25%, and the EIT rate shall be reduced to 15% for state-encouraged High and New Technology Enterprises (“HNTE”). The Company’s PRC subsidiaries are subject to income tax at 25%, unless otherwise specified.  Trina China obtained a HNTE certificate in 2008 and was therefore entitled to a reduced EIT rate of 15% from 2008 to 2010. In 2011, Trina China renewed the HNTE certificate and therefore is subject to income tax rate at 15% from 2011 to 2013. TST obtained a HNTE certificate in 2011 and is therefore entitled to a reduced EIT rate of 15% from 2011 to 2013. Management is of the view that TST will continue its HNTE status upon renewal for another three years from 2014 to 2016.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 ($15,900) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2007 through 2012 on non-transfer pricing matters, and from 2002 through 2012 on transfer pricing matters.

As of January 1, 2012 and for the year ended December 31, 2012, the Company has no unrecognized tax benefits relating to uncertain tax positions. Also, the Company does not expect that the amount of unrecognized tax benefits will increase significantly within the next 12 months.

The operating results before income tax and the provision for income taxes by tax jurisdictions for the years ended December 31, 2010, 2011and 2012 is as follows:

	Years ended December 31,
	2010	2011	2012
	$	$	$

Income (loss) before income taxes:
PRC	181,458,007	(3,556,550)	(185,318,162)
Switzerland	200,309,460	(5,581,319)	(51,593,606)
United States	7,704,044	1,023,440	(36,911,818)
Other jurisdictions	(29,949,333)	(22,396,194)	(18,137,013)

Total income (loss) before income taxes	359,522,178	(30,510,623)	(291,960,599)

Current tax expense:
PRC	32,166,137	7,416,997	1,946,775
Switzerland	21,802,460	—	(4,327,859)
United States	3,457,769	3,249,978	876,505
Other jurisdictions	99,283	1,222,253	358,423
Total current tax expense	57,525,649	11,889,228	(1,146,156)

Deferred tax (benefit) expense:
PRC	(9,011,416)	(1,742,264)	(27,888,483)
Switzerland	(68,883)	534,770	762,913
United States	(376,152)	(2,834,865)	3,211,018
Other jurisdictions	—	(537,250)	(344,364)
Total deferred tax benefit	(9,456,451)	(4,579,609)	(24,258,916)

Total income taxes expense (benefit)	48,069,198	7,309,619	(25,405,072)

A reconciliation between the PRC statutory income tax rate of 25% and the effective income tax rate computed by income tax expense (benefit) and income (loss) before income taxes reported in the consolidated statements of operations is as follows:

	Years ended December 31,
	2010	2011	2012

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Tax rate differential for entities in non-PRC jurisdictions	(5.5)%	(18.2)%	(1.5)%
Tax rate differential for preferential rate	(2.4)%	(21.9)%	(0.4)%
Change in tax rate	(5.2)%	(2.8)%	—
Transfer pricing settlement in 2011	—	(6.2)%	—
Tax effect of permanent differences	0.0%	(0.4)%	0.3%
Change in valuation allowance	0.8%	0.5%	(15.5)%
Unrecognized tax benefits	0.7%	—	—
Others	—	—	0.8%
	13.4%	(24.0)%	8.7%

The principal components of deferred income tax assets are as follows:

	Years ended December 31,
	2011	2012
	$	$
Deferred tax assets:
Bad debts provision	5,371,073	18,584,579
Accrued expenses	8,475,330	7,242,862
Government subsidy	4,263,756	5,120,021
Inventory write-down	2,550,720	12,634,284
Advance to suppliers provision	2,494,574	3,222,258
Warranty provision	14,442,248	15,655,062
Net operating loss carryforwards	2,448,583	44,525,527
Others	3,449	2,482,504

Total gross deferred tax assets	40,049,733	109,467,097

Valuation allowance on deferred tax assets	(10,544,364)	(55,702,812)
Net deferred tax assets	29,505,369	53,764,285

Analysis as:
Current	10,466,825	12,716,521
Noncurrent	19,038,544	41,047,764
Total	29,505,369	53,764,285

The increase in the valuation allowance for the years ended December 31, 2010, 2011 and 2012 were $2,934,446, $201,569 and $45,158,448, respectively. In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. As of December 31, 2012, the valuation allowance of $55,702,812 was related to the deferred income tax assets of Trina China, TST and certain subsidiaries in Europe and United States. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liability, projected future taxable income and tax planning strategies in making this assessment.

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible or can be utilized, management believes it is more likely than not that the deferred tax asset, net of the valuation allowance as of December 31, 2012, will be realized. In order to fully utilize the net deferred income tax asset as of December 31, 2012, the Company will need to generate future taxable income of approximately $226,815,580. However, the amount of the deferred tax assets considered realizable could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The net operating losses carryforwards of the Company’s PRC subsidiaries amounted to $159,425,266 as of December 31, 2012, which will expire if unused by December 31, 2017. The net operating losses carryforwards of the Company’s subsidiary in Switzerland amounted to $ 32,677,106 as of December 31, 2012, which will expire if unused by December 31, 2019.

The EIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not recognized a deferred tax liability of $25.5 million for the undistributed earnings resides in its PRC-resident enterprise of approximately $255.3 million as of December 31, 2012, as the Company plans to reinvest these earnings indefinitely in the PRC.

DISTRIBUTION OF PROFIT	12 Months Ended
Dec. 31, 2012
DISTRIBUTION OF PROFIT
DISTRIBUTION OF PROFIT

15.    DISTRIBUTION OF PROFIT

Pursuant to the law of the PRC on enterprises with Wholly Owned Foreign Investment, the Company’s subsidiaries in the PRC are required to allocate at least 10% of their after tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. The general reserves are not available for distribution to the shareholders (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividend.

The amount of such non-distributable general reserve fund was $41,359,798 and $49,302,006 as of December 31, 2011 and 2012, respectively.

The amount that is not subject to restrictions, and which may be transferred from the Company’s subsidiaries in the PRC in the form of dividends, loans or advances, is $339,549,604 and $145,432,288 as of December 31, 2011 and 2012, respectively.

As a result of these PRC laws and regulations, the Company’s subsidiary in the PRC is restricted in its ability to transfer the registered capital and general reserve fund to Trina in the form of dividends, loans or advances and the restricted portion amounted to $611,359,798 and $675,745,182 as of December 31, 2011 and 2012, respectively.

RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

16.    RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

The amounts due to related parties is $6,748,353 and $4,861,497 as of December 31, 2011 and 2012, respectively, which include payable to Changzhou Youze S&T Co., Ltd and Changzhou Junhe Mechanical Co., Ltd., entities controlled by Mr. Weizhong Wu and Mr. Weifeng Wu, respectively, who are the brothers of Ms. Chunyan Wu, (Mr. Gao’s wife), for Trina China’s purchase of wafers.

Related party transactions

In 2010, 2011 and 2012, Trina China purchased wafers for a total price of RMB69,890,654($10,553,196), RMB 167,159,850($ 26,529,520) and RMB230,705,934($36,704,468), respectively, from Changzhou Youze S&T Co., Ltd., a company controlled by Mr. Weizhong Wu, the brother of Ms. Chunyan Wu. The transactions were approved by the audit committee.

In 2011 and 2012, Trina China sold ingots for a total price of RMB4,168,760($642,881) and RMB6,560,951($1,036,067), respectively, to Changzhou Youze S&T Co., Ltd., a company controlled by Mr. Weizhong Wu, the brother of Ms. Chunyan Wu. The transactions were approved by the audit committee.

In 2010, 2011 and 2012, Trina China purchased goods and equipment maintenance services for a total price of RMB10,811,133($1,611,704), RMB12,634,837($2,005,243) and RMB9,481,118($1,508,411), respectively, from Changzhou Junhe Mechanical Co., Ltd., a company controlled by Mr. Weifeng Wu, the brother of Ms. Chunyan Wu. The transactions were approved by the audit committee.

In 2010, Trina China provided PV technical consulting services for a total price of $452,987 to Shanghai Zhenhe New Energy S&T Development Co., Ltd., a company in which Trina China holds a 20% interest. The transactions were approved by the audit committee. In 2011, the Company obtained a dividend of $137,511 from Shanghai Zhenhe New Energy S&T Development Co., Ltd.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.    COMMITMENTS AND CONTINGENCIES

a)                  Capital commitments

As of December 31, 2012, the Company’s commitments to purchase property, plant and equipment is approximately $30.2 million associated with the expansion of the Company’s solar module business.

b)                  Materials purchase commitments

In order to better manage the Company’s unit costs and to secure adequate and timely supply of polysilicon and wafer materials, the Company entered into a number of multi-year supply agreements with periods from 2008 through 2020 for quantities that are expected to meet the Company’s anticipated production needs. Pursuant to the original terms of these agreements, the Company was required to purchase fixed or minimum quantities of polysilicon and wafer at fixed prices.  During 2012, the Company renegotiated and revised the pricing terms of the supply agreements with certain suppliers.  Under the terms of the revised supply agreements, the Company commits and is obligated to purchase the minimum quantities at the prevailing market prices at the time of the purchase during 2013 to 2020 as follows:

	Wafer	Polysilicon
Year ending December 31	(Piece in Million)	(Metric Ton)
2013	150	2,900
2014	500	3,830
2015	625	3,960
2016	625	2,650
2017	625	2,650
Thereafter	1,875	7,950

Total	4,400	23,940

The Company also renegotiated with a supplier during 2012 on the pricing terms of take-or-pay contracts applicable to the remaining procurement periods from 2013 to 2018. Pursuant to the revised contract terms, the Company is obligated to purchase fixed quantities of polysilicon materials at a range of price subject to negotiation. To the extent that the Company fails to take delivery of the polysilicon materials based on the revised term for three consecutive months, the revised pricing terms are nullified, and the take-or-pay contracts will then be subject to the original fixed price terms. As of December 31, 2012, the amount of the fixed and determinable portion of the obligation with respect to these contracts based on the minimum price of the range is as follows:

Year ending December 31	$million
2013	43.6
2014	42.0
2015	41.0
2016	34.4
2017	32.8
2018	32.0

Total	225.8

The Company’s total purchase under the above take-or-pay contracts was $35.8 million in 2012.

The Company has made advances to suppliers where the Company has committed to purchase minimum quantities under some of the supply agreements. The Company does not require collateral or other security against its advances to related or third party suppliers. As a result, the Company’s claims for such prepayments would rank only as an unsecured claim, which exposes the Company to the credit risks of the suppliers. Also, the Company may not be able to recover all unutilized advances to suppliers if the Company does not purchase the minimum quantities or is unable to negotiate or renegotiate acceptable quantities, prices and delivery terms with these suppliers.

c)                   Operating lease commitments

The Company had operating lease agreements principally for its office properties in the PRC, Europe and the US. The Company’s lease expense was $1,988,081, $5,048,984 and $4,935,635 for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments are as follows:

Year ending December 31	$
2013	2,448,274
2014	1,257,598
2015	249,486
2016	—
2017	—
Thereafter	—

Total	3,955,358

d)                  Contingencies

On October 11, 2012, the trustee of Solyndra LLC, a manufacturer of solar panels based in California, filed a lawsuit against us, including our subsidiary Trina Solar (U.S.), Inc., and other Chinese manufacturers of photovoltaic solar panels in the U.S. District Court in California.  The plaintiff has asserted antitrust and related state-law claims against the defendants in this lawsuit.  The plaintiff’s complaint alleges that defendants have violated Section 1 of the Sherman Antitrust Act by conspiring among each other and with additional co-conspirators to fix prices of solar panels by dumping products in the United States and to destroy fair competition in the U.S. market.  The plaintiff similarly alleges conspiracy to fix prices and predatory pricing under California’s Cartwright Act and Unfair Practices Act.  In addition, the plaintiff has brought state-law claims of tortious interference with existing agreements and tortious interference with prospective economic advantage, alleging that the defendants interfered with Solyndra’s existing agreements with its customers by selling their products to Solyndra’s customers at below-cost prices. The defendants have not yet filed an answer or responsive pleading. At this early stage, the Company is not able to assess the exposure in connection with the lawsuit.

In October 2011, a trade action was filed with U.S. governmental agencies in Washington, DC, alleging that imports of crystalline silicon photovoltaic cells and modules from China were sold at less than fair value and unfairly subsidized in violation of U.S. antidumping and countervailing duty laws. The Company was identified as one of several Chinese exporters of these products to the U.S. market and its U.S. affiliate as one of the U.S. importers. Violations of these laws can result in the retroactive imposition of significant additional duties on imports of these products from China, for which the Company has recorded an accrual of $3.3 million as of December 31, 2011. On October 10, 2012, the Department of Commerce announced its final affirmative determination regarding antidumping and countervailing duties applicable to the importation of crystalline silicon PV cells, whether or not assembled into modules, from China. The Company received a combined effective net rate of 23.75%, comprised of antidumping duties of 18.32% and countervailing duties of 15.97%, of which an export subsidy of 10.54% is subtracted from the antidumping duties calculation to avoid double application. On November 7, 2012, the U.S. International Trade Commission (“USITC”) announced its affirmative determination that imports of crystalline silicon PV cells into the U.S. from China cause “material injury” to the U.S. domestic industry, nevertheless also made negative findings with regard to critical circumstances, such that no retroactive duties would be imposed on the Company. Accordingly, the relevant accrual on the duties was reversed in the year ended December 31, 2012.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

18.            SEGMENT INFORMATION

The Company operates in a single reportable business segment which is comprised of the production of mono- and multi-crystalline silicon ingots, wafers, cells and related products and the subsequent assembly and marketing of solar modules, which are panels packed with interconnected solar cells that convert sunlight into electricity. The Company’s chief operating decision maker is the chief executive officer of the Company. The basis for attributing revenue from external customers to individual countries is the customers’ country of incorporation.

The following table summarizes the Company’s net sales generated from different geographic locations:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Europe:
- Germany	447,315,689	756,574,856	428,964,360
- Spain	404,130,517	271,071,071	16,743,839
- Italy	409,560,784	262,491,774	79,532,883
- Belgium	87,327,868	40,716,601	6,566,457
- Others	87,786,895	66,679,873	91,100,905
Europe Total	1,436,121,753	1,397,534,175	622,908,444
China	70,782,741	144,739,344	167,953,230
United States	262,300,116	440,298,709	331,212,387
Others	88,484,664	65,329,348	174,580,877
Total net sales	1,857,689,274	2,047,901,576	1,296,654,938

The identifiable long-lived assets of the Company are substantially located in the PRC.

MAJOR CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMERS AND SUPPLIERS
MAJOR CUSTOMERS AND SUPPLIERS

19.            MAJOR CUSTOMERS AND SUPPLIERS

There is no customer that contributed more than 10% of net sales or accounts receivable.

The following table summarizes suppliers which contributed more than 10% of total advances to suppliers:

	Advance to suppliers
	December 31,
	2011	2012
	$	$
Company I	36,383,712	28,328,982
Company II	41,982,828	39,536,806
Company III	45,924,240	36,887,990
Company IV	19,780,216	15,518,098

Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2012
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

TRINA SOLAR LIMITED AND SUBSIDIARIES

Additional Information — Financial Statement Schedule I

These financial statements have been prepared in conformity with Accounting Principles Generally Accepted in the United States

TRINA SOLAR LIMITED

NOTES TO SCHEDULE I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Trina’s consolidated subsidiaries not available for distribution to Trina as of December 31, 2011 and 2012 of $ 611,359,798 and $675,745,182, respectively, exceeded the 25% threshold. The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Guarantee

Trina Solar Limited (“TSL”) was the guarantor for several of its subsidiaries’ bank borrowings or facilities, which amounted to $527 million as of December 31, 2012 (see Note 10).

BALANCE SHEETS
(Amount in U.S. dollars)

	As of December 31,
	2011	2012

ASSETS
Current assets:
Cash and cash equivalents	43,204,022	5,739,486
Other current assets	12,817	19,532
Total current assets	43,216,839	5,759,018
Amount due from group companies	119,927,513	112,531,676
Investment in subsidiaries	1,117,941,053	853,607,661
Other non-current assets	209,574	209,574
TOTAL ASSETS	1,281,294,979	972,107,929

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	8,413,582	6,940,937
Convertible senior notes	—	83,582,000
Total current liabilities	8,413,582	90,522,937
Convertible senior notes	127,756,000	—
Total liabilities	136,169,582	90,522,937

Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,982,271,362 and 3,993,306,819 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	39,823	39,933
Additional paid-in capital	650,944,164	656,943,591
Retained earnings	481,950,538	215,395,146
Accumulated other comprehensive income	12,190,872	9,206,322
Total equity	1,145,125,397	881,584,992
TOTAL LIABILITIES AND EQUITY	1,281,294,979	972,107,929

STATEMENTS OF OPERATIONS
(Amount in U.S. dollars)

	Year ended December 31,
	2010	2011	2012

Net sales	331,563	—	—

Operating expenses
Selling expenses	1,957,545	948,195	910,494
General and administrative expenses	10,760,015	11,108,266	6,885,314
Research and development expenses	438,181	573,646	302,249
Total operating expenses	13,155,741	12,630,107	8,098,057
Loss from operations	(12,824,178)	(12,630,107)	(8,098,057)

Interest expense	(9,419,771)	(7,606,120)	(4,213,686)
Interest income	291,006	264,533	1,604,065
Equity in earnings (loss) of subsidiaries	331,756,996	(20,189,689)	(261,348,842)
Other income, net	1,650,607	2,341,290	5,501,128
Income (loss) before income taxes	311,454,660	(37,820,093)	(266,555,392)
Income tax expense	(1,680)	—	—
Net income (loss)	311,452,980	(37,820,093)	(266,555,392)

STATEMENTS OF COMPREHENSIVE INCOME

(Amount in U.S. dollars)

	Year ended December 31,
	2010	2011	2012

Net income (loss)	311,452,980	(37,820,093)	(266,555,392)
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax	(433,227)	1,183,743	(2,984,550)
Comprehensive income (loss)	311,019,753	(36,636,350)	(269,539,942)

STATEMENTS OF CASH FLOWS
(Amount in U.S. dollars)

	Year ended December 31,
	2010	2011	2012

Operating activities:
Net income (loss)	311,452,980	(37,820,093)	(266,555,392)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in (earnings) loss of subsidiaries	(331,756,996)	20,189,689	261,348,842
Gain on repurchasing convertible senior notes	—	(2,341,290)	(5,091,424)
Loss on change in fair value of investment in securities	—	295,715	—
Share-based compensation	5,955,047	7,958,434	5,999,427
Amortization of convertible senior notes issuance costs	3,899,771	2,101,948	—

Changes in operating assets and liabilities:
Other current assets	235,920	227,435	(6,605)
Other noncurrent assets	—	(80,317)	—
Accrued expenses and other current liabilities	(3,828,410)	3,383,014	(1,472,645)
Net cash used in operating activities	(14,041,688)	(6,085,465)	(5,777,797)

Investing activities:
Investment in subsidiaries, net of cash acquired	(67,856,355)	(83,000,000)	—
Amounts due from group companies	(97,014,578)	40,752,493	7,395,837
Net cash (used in) provided by investing activities	(164,870,933)	(42,247,507)	7,395,837

Financing activities:
Proceeds from exercise of share options	1,088,976	156,048	—
Proceeds from issuance of ordinary shares, net of issuance costs	176,271,078	—	—
Payments for repurchase of convertible senior notes	—	(7,582,710)	(39,082,576)
Redemption of convertible senior notes	—	(320,000)	—
Net cash provided by (used in) financing activities	177,360,054	(7,746,662)	(39,082,576)

Net change in cash and cash equivalents	(1,552,567)	(56,079,634)	(37,464,536)
Cash and cash equivalents at the beginning of the year	100,836,223	99,283,656	43,204,022
Cash and cash equivalents at the end of the year	99,283,656	43,204,022	5,739,486

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

(a)         Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

The accompanying consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and the Company’s ability to pursue financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

During the year December 31, 2012, cash used in operating activities was $178,198,886 primarily as a result of the net loss incurred by the Company. As of December 31, 2012, the Company had cash and cash equivalents of $807,275,992 and short-term bank borrowings, including current portion of long-term bank borrowings and convertible senior notes due in 2013, of $959,402,790. The liquidity of the Company is primarily depending on its ability to maintain adequate cash flows from operations, to renew its short-term bank loans and to obtain adequate external financing to support its working capital and meet its obligations and commitments when they become due.

The Company has carried out a review of its cash flow forecast for the twelve months ending December 31, 2013. Based on such forecast, management believes that adequate sources of liquidity exist to fund the Company’s working capital and capital expenditures requirements, and to meet its short term debt obligations and other liabilities and commitments as they become due.  In preparing the cash flow forecast, management has considered historical cash requirements of the Company, as well as other key factors, including its ability to renew its short-term bank borrowings during 2013. Historically, the Company has renewed or rolled over all its short-term bank loans upon the maturity date of the loans. From January 1, 2013 to April 1, 2013, the Company renewed short-term bank borrowings of $289.0 million that matured during this period. Management believes the assumptions used in the cash forecast are reasonable.

Use of estimates

(b)         Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include the allowance made for doubtful accounts receivable, provision for losses on advances to suppliers, inventory write-down, the estimated useful lives of long-lived assets, the impairment of long-lived assets, fair value of foreign currency derivatives, accrued loss on firm purchase commitment, the accrual for uncertain tax positions and valuation allowance of deferred income tax assets, accrued warranty expenses, the grant-date fair value of share-based compensation awards and related forfeiture rates. Changes in facts and circumstances may result in revised estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Cash and cash equivalents

(c)          Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Restricted cash

(d)         Restricted cash

Restricted cash is comprised of bank deposits held as collateral for letters of credit, commercial paper, bank drafts and bank borrowings as well as amounts held by counterparties under forward contracts. These deposits carry fixed interest rates and will be released when the bank borrowings are repaid or the related letters of credit, commercial paper and bank drafts are settled by the Company. The Company considers the restricted cash balances as equivalent to an investment whose return of principal requires the satisfaction of conditions (i.e., repayment of bank borrowings or settlement of letters of credit, commercial paper and bank drafts). Therefore, deposits and withdrawals of principal balances in restricted cash accounts represent the creation or return of investment and, accordingly, the Company has presented such deposits and withdrawals as investing activities in the consolidated statements of cash flows.

Fair value of financial instruments

(e)          Fair value of financial instruments

The Company estimates fair value of financial assets and liabilities as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants. The fair value measurement guidance establishes a three-level fair value hierarchy that prioritizes the inputs into the valuation techniques used to measure fair value.

· Level 1 — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

· Level 2 — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

· Level 3 — Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use to price an asset or liability.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates and currency rates.

Investment in securities

(f)           Investment in securities

Investment in securities represents marketable securities acquired principally for the purpose of sale in the near term and, as a result, is classified as a trading security. The investment is reported at fair value, with gains or losses resulting from changes in fair value recognized in earnings.

Investment in equity affiliates

(g)         Investment in equity affiliates

Affiliated companies are entities over which the Company has significant influence, but which it does not control. The Company generally considers an ownership interest of 20% or higher to represent significant influence. Investments in equity affiliates are accounted for by the equity method of accounting. Under this method, the Company’s share of the profits or losses of affiliated companies is recognized in other income and its shares of movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Company and its affiliated companies are eliminated to the extent of the Company’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other-than-temporary. As of December 31, 2011 and 2012, the Company has equity investment in affiliates with a carrying amount of $4,066,872 and $10,960,391, respectively. No impairments were recorded for the years ended December 31, 2010, 2011 and 2012.

Receivables and Allowance for Doubtful Accounts

(h)         Receivables and Allowance for Doubtful Accounts

The Company maintains allowances for doubtful accounts for uncollectible accounts receivable. Estimated anticipated losses from doubtful accounts are based on aging, historical collection history, and other factors. The Company does not have any off-balance-sheet credit exposure related to its customers.

Inventories

(i)            Inventories

The Company reports inventories at the lower of cost or market. The Company determines cost on a weighted-average basis. These costs include direct material, direct labor, tolling manufacturing costs, and fixed and variable indirect manufacturing costs, including depreciation and amortization.

The Company regularly reviews the cost of inventory and records a lower of cost or market write-down if any inventories have a cost in excess of market value. In addition, the Company regularly evaluates the quantity and value of its inventory in light of current market conditions and market trends and record write-down for any quantities in excess of demand and for any product obsolescence. This evaluation considers historic usage, expected demand, market price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, product merchantability and other factors. The Company also writes off silicon materials that may not meet its required specifications for inclusion in its manufacturing process. These materials are periodically sold for scrap or nominal amount.

Project assets

(j)            Project assets

Project assets consist primarily of costs relating to solar power projects in various stages of development that are capitalized prior to the sale of the solar power project. These costs include modules, installation and other development costs, such as legal, consulting and permitting. While the project assets are not constructed for a specific customer, the Company intends to sell the project assets upon their completion.

Project assets consisted of the following at December 31, 2011 and 2012:

	December 31,	December 31,
	2011	2012
	$	$
Project assets — Module cost	3,337,837	9,524,845
Project assets — Development	5,140,345	8,344,913
Project assets — Others	3,284,487	13,488,680
Total project assets	11,762,669	31,358,438

Current portion	8,860,635	7,960,441
Noncurrent portion	2,902,034	23,397,997

The Company reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company considers a project commercially viable if it is anticipated to be sold for a profit once it is either fully developed or fully constructed. The Company also considers a partially developed or partially constructed project commercially viable if the anticipated selling price is higher than the carrying value of the related project assets plus the estimated cost to completion. The Company considers a number of factors, including changes in environmental, ecological, permitting, or regulatory conditions that affect the project. Such changes may cause the cost of the project to increase or the selling price of the project to decrease.

Due to the development, construction, and sale timeframe of the Company’s solar projects, it classifies project assets which are not expected to be sold within the next 12 months as “Project assets, net of current portion” or noncurrent portion on the Consolidated Balance Sheets. Once specific milestones have been achieved, the Company determines if the sale of the project assets will occur within the next 12 months from a given balance sheet date and, if so, it then reclassifies the project assets as current.

Property, plant and equipment, net

(k)         Property, plant and equipment, net

The Company reports its property, plant and equipment at cost, less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. The Company expenses repair and maintenance costs when they are incurred. A summary of interest costs incurred is as follows:

	Year ended December 31,
	2010	2011	2012
	$	$	$
Total interest incurred	35,754,067	37,459,515	51,886,930
Less: Interest capitalized	1,801,941	2,438,575	—
Interest expenses	33,952,126	35,020,940	51,886,930

The Company computes depreciation expense using the straight-line method over the estimated useful lives of the assets presented below.

Years

Buildings	10–20
Plant and machinery	5–10
Motor vehicles	3–5
Electronic equipment, furniture and fixtures	3–5

Prepaid land use rights	(l) Prepaid land use rights The Company’s prepaid land use rights are reported at cost and are charged to expense on a straight-line basis over the 50-year period of the rights granted in the PRC.
Impairment of long-lived assets

(m)     Impairment of long-lived assets

The Company’s long-lived assets include property, plant and equipment, project assets and other intangible assets with finite lives. The Company evaluated the long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These events include but are not limited to significant current period operating or cash flow losses associated with the use of a long-lived asset or group of assets combined with a history of such losses, significant changes in the manner of use of assets and significant negative industry or economic trends. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. No impairments were recorded during the years ended December 31, 2010, 2011 and 2012.

Contingencies

(n)         Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Income taxes

(o)         Income taxes

The Company accounts for income taxes using the asset and liability method whereby the Company calculates the deferred tax assets or liabilities at the balance sheet date using enacted tax laws and rates expected to apply in the periods in which the deferred tax assets or liabilities are expected to be realized or settled. The Company establishes valuation allowances to reduce deferred tax assets to the extent it is more likely than not that such deferred tax assets will not be realized. The Company does not provide deferred tax liabilities for investments in foreign subsidiaries to the extent such amounts relate to permanently reinvested earnings and profits of such foreign subsidiaries.

Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax assets and liabilities during the year plus any change in valuation allowances and (ii) current tax expense, which represents the amounts of tax currently payable to or receivable from the taxing authorities. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain tax position. The Company records interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations.

Revenue recognition

(p)         Revenue recognition

The Company recognizes revenue for product sales when persuasive evidence of an arrangement exists, delivery of the product has occurred and title and risk of loss has passed to the customer, the sales price is fixed or determinable and the collectability of the resulting receivable is reasonably assured. The Company’s sales agreements typically contain customary product warranties but normally do not contain post-shipment obligations nor return or credit provisions.

The Company recognizes sales of its solar modules based on the terms of the specific sales. Generally, it recognizes sales when the modules have been delivered to the customers’ designated point of shipment, which may include commercial docks or commercial shipping vessels. The Company normally provides credit terms to customers with good creditworthiness as determined by the Company’s credit assessment. For limited sales transactions with customers whose creditworthiness is doubtful, the Company requests cash payment before delivery and records such receipts as advances from customers. For customers to whom credit terms are extended, the Company only recognizes revenue when collectability is reasonably assured. The Company assesses collectability based on a number of factors, including past customer transaction history and customer credit analysis.

Revenue recognition for a given solar power project is dependent on the structure of the agreement and the Company’s intention on holding the project asset. For all the existing project assets the Company has, the Company has gained control of land or land use rights. If the Company holds the project asset with the intention of developing it for sale, it accounts for the project following the provisions of real estate accounting. Under the provisions of real estate accounting, the Company recognizes revenue and the corresponding costs once the sale is consummated, the buyer’s initial and any continuing investments are adequate, the resulting receivables are not subject to subordination and the Company has transferred the customary risk and rewards of ownership to the buyer. In general, the sale is consummated upon the execution of an agreement documenting the terms of the sale and a minimum initial payment by the buyer to substantiate the transfer of risk to the buyer. As a result, depending on the value of the initial and continuing payment commitment by the buyer, the Company generally aligns the revenue recognition and release of project assets to cost of sale with the receipt of payment from the buyer. If the Company holds the project developed for use, the project asset is deemed as an operating asset, and the revenue from connection to the grid, as well as any other revenue generated by the solar power project prior to its sale, would be classified as operating revenue for the Company. If the operating asset is eventually sold, the proceeds from the sale of the solar power project would be classified as gain/loss on sale of asset.

Shipping and handling costs

(q)         Shipping and handling costs

Shipping and handling costs charged to customers are recorded in net sales. Shipping and handling costs relating to solar module sales of $39,159,748, $45,498,328 and $54,675,873 are included in selling expenses for the years ended December 31, 2010, 2011 and 2012, respectively. Shipping and handling costs relating to inventory purchases of $810,783, $469,416 and $869,814 are included as a component of cost of goods sold for the years ended December 31, 2010, 2011 and 2012, respectively.

Research and development

(r)          Research and development

Research and development costs are incurred during the period the Company is developing new products or significantly improving existing products or technologies. Its research and development costs consist primarily of compensation and related costs for personnel, material, supplies, equipment depreciation and laboratory testing costs. These costs are expensed as incurred.

Government grants

(s)           Government grants

The Company qualifies for grants from the PRC government for achieving certain research and development milestones. It records these grants as an offset to its research and development expenses in the periods in which the Company earns them. Grants that it receives prior to when the Company achieves the specified milestone are reported as a liability. The Company recorded $699,288, $411,970 and $342,974 of earned grants as reductions of research and development expenses for the years ended December 31, 2010, 2011 and 2012, respectively. Government grants related to assets are recorded as deferred liabilities and are recognized as an offset to depreciation expense on a straight-line basis over the useful life of the associated asset. The Company received government grants for assets of $7,454,208, $2,315,542 and $4,837,756 during the years ended December 31, 2010, 2011and 2012, respectively, and recognized $4,480,108, $4,833,562 and $2,460,843 as an offset to depreciation expense for the years ended December 31, 2010, 2011 and 2012, respectively. The Company records unrestricted cash government subsidies in other income in the consolidated statements of operations. Unrestricted cash government subsidies received were $321,519, $8,045,834 and $1,002,024 during the years ended December 31, 2010, 2011 and 2012, respectively.

Product warranties

(t)            Product warranties

Historically the Company has provided a limited warranty to the original purchasers of its solar modules for two or five years, in relation to defects in materials and workmanship, and 25 years in relation to minimum power output. Since June 2011, the Company extended the warranty period in relation to defects in materials and workmanship from five years to ten years. Additionally, the Company has replaced its two-step performance warranty with a linear performance warranty that guarantees module power output will not decrease by more than approximately 0.7% per year after the initial year of service. The Company accrues warranty costs when recognizing revenue and recognizes such costs as a component of selling expense. Warranty costs primarily consist of replacement costs for parts and materials and labor costs for maintenance personnel. Due to its limited solar module manufacturing history, the Company does not have a significant history of warranty claims. Based on its best estimates of both future costs and the probability of incurring warranty claims, the Company accrues for product warranties at 1% of solar module sales. The Company derives its estimates from a number of factors, including (1) an analysis of actual historical costs incurred in connection with its warranty claims, (2) an assessment of competitors’ accrual and claim history and (3) results from academic research, including industry-standard accelerated testing, and other assumptions that the Company believes to be reasonable under the circumstances. The Company’s revision to its warranty policy in June 2011 did not have a material effect on its warranty accrual rate. The Company acknowledges that such estimates are subjective and will continue to analyze its claim history and the performance of its products compared to its competitors and academic research results to determine whether the accrual is adequate. Should the Company begin to experience warranty claims different from its accrual rate, the Company will prospectively revise the warranty accrual rate.

Foreign currency translation and foreign currency risk

(u)         Foreign currency translation and foreign currency risk

The United States dollar (“US dollar”), the currency in which a substantial portion of the Company’s transactions are denominated, is used as the functional and reporting currency of the Company. Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into the US dollar at the applicable rates of exchange prevailing at the beginning of the month the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

The financial records of the Company’s subsidiaries outside of the US are maintained in local currencies other than US dollar, such as RMB and Euro, which are their functional currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive income in the statement of comprehensive income.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents and restricted cash denominated in RMB amounted to $208,427,732 and $145,036,568 as of December 31, 2011 and 2012, respectively. As of December 31, 2012, 97% of the Company’s cash and cash equivalents and restricted cash were held in major financial institutions located in PRC, European, USA and Asian Pacific financial institutions that amounted to $892,130,031 in total and were denominated in the following currencies:

	USD	EUR	RMB	AUD
	(million)	(million)	(million)	(million)
In PRC	498	96	911	10
In European Union	1	40	1	—
In USA	43	—	—	—
In Asian Pacific	6	—	—	9
Total in original currency	548	136	912	19

US$ equivalent	548	179	145	20

Concentrations of credit risk

(v)         Concentrations of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of accounts receivable and advances to suppliers. Before conducting business with customers, the Company conducts credit evaluations of these customers and requires certain customers to post letters of credit to secure payment or to make significant down payments. The Company generally has not required collateral or other security interests from its suppliers but it performs ongoing credit evaluations and communication with these suppliers of their financial condition and capability for goods delivery. The Company raises an allowance for doubtful accounts primarily based on the specific evaluation of individual account’s collectability risk and recoverability risk, previous loss history and the counterparties’ current ability to fulfill its obligation.

The assessment of customer creditworthiness is primarily based on historical collection records, validation of the project specifications with the customers and their financing banks, customer onsite visits by senior management and information provided by third party credit rating agency, such as Dun & Bradstreet, and the insurance company that ultimately insures the Company against customer credit default. Using this information, the Company further evaluates the potential effect of a delay in financing on the customers’ liquidity and financial position, their ability to draw down financing as well as their ability and intention to pay should it not obtain the related financing. Based on this analysis, the Company determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not sell the products or sell on a cash or prepayment basis. Therefore, based on the strict credit assessment, the Company conducts business with those customers having the ability and intent to pay.

Share-based compensation

(w)       Share-based compensation

The Company’s share-based payment transactions with employees, such as restricted shares and share options, are measured based on the grant-date fair value of the equity instrument issued. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

Derivative financial instruments

(x)         Derivative financial instruments

The Company’s primary objective for holding derivative financial instruments is to manage currency risk. The Company records derivative instruments as assets or liabilities, measured at fair value. The recognition of gains or losses resulting from changes in fair values of those derivative instruments is based on the use of each derivative instrument and whether it qualifies for hedge accounting.

The Company entered into certain forward foreign exchange contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates associated with outstanding accounts receivable. The foreign exchange hedge contracts do not qualify for hedge accounting and, as a result, the changes in fair value of the foreign currency hedge contracts are recognized in the consolidated statements of operations. During the years ended December 31, 2010, 2011and 2012, the Company recorded change in fair value of forward foreign currency exchange contracts of $9,475,794, $(11,393,346) and $8,541,721, respectively, which has been recorded in “Derivative gain (loss)” in the consolidated statements of operations.

Earnings (loss) per share

(y)              Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the period. Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in loss periods as their effects would be anti-dilutive.

The following table sets forth the computation of the basic and diluted income (loss) from operations per share for the periods indicated:

	Year ended December 31,
	2010	2011	2012
	$	$	$
Net income (loss) attributable to Trina Solar Limited shareholders — basic	311,452,980	(37,820,093)	(266,555,392)
Finance charge related to convertible notes	9,419,771	—	—

Net income (loss) attributable to Trina Solar Limited shareholders — diluted	320,872,751	(37,820,093)	(266,555,392)

Weighted average number of ordinary shares outstanding — basic	3,402,701,503	3,521,182,416	3,534,829,694
Nonvested restricted shares	16,977,041	—	—
Share options	6,715,832	—	—
Convertible senior notes	407,319,420	—	—

Weighted average number of ordinary shares outstanding — diluted	3,833,713,796	3,521,182,416	3,534,829,694

Earnings (loss) per ordinary share from operations — basic	0.09	(0.01)	(0.08)

Earnings (loss) per ordinary share from operations — diluted	0.08	(0.01)	(0.08)

For the years ended December 31, 2010, 2011 and 2012, the following securities were excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive.

	Year ended December 31,
	2010	2011	2012

Non-vested restricted shares	47,581,632	47,183,592	40,464,927
Share options	27,113,457	57,839,459	99,161,181
Convertible senior notes	—	377,083,332	246,700,118

Total	74,695,089	482,106,383	386,326,226

The call option on the Loaned Shares (see Note 11) has been excluded in the computation of basic EPS as the Company has concluded that the Loaned Shares are not considered issued for accounting purposes as existing shareholders are not expected to be affected by the issuance due to (a) the existence of the collateral arrangement and (b) the requirement that the holders of the Loaned Shares return any dividends received. The call option on the Loaned Shares has been considered in the computation of diluted EPS using the treasury stock method with the fair value of the collateral representing the assumed proceeds for the issuance of the underlying shares. For the year ended December 31, 2010, 2011 and 2012, there were no incremental shares included in the diluted EPS computation in regard to the Loaned Shares.

Recently issued accounting pronouncements

(z)               Recently issued accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), which amended accounting guidance related to fair value measurements and disclosures with the purpose of converging the fair value measurement and disclosure guidance issued by the FASB and the International Accounting Standards Board (“IASB”). The guidance is effective for reporting periods beginning after December 15, 2011. The guidance includes amendments that clarify the intent of the application of existing fair value measurement requirements along with amendments that change a particular principle or requirement for fair value measurements and disclosures. The Company adopted the new guidance on January 1, 2012. The adoption did not have a material impact on its Consolidated Financial Statements or related disclosures.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which amended accounting guidance related to presentation of comprehensive income. The standards update is intended to help financial statement users better understand the causes of an entity’s change in financial position and results of operation. The amendment eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also requires that reclassification adjustments for items that are reclassified from other comprehensive income to net income be presented on the face of the financial statement where the components of net income and other comprehensive income are presented. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”), which defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. ASU 2011-05 and ASU 2011-12 are effective for reporting periods beginning after December 15, 2011. The Company adopted the new guidance on January 1, 2012.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). The standard requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source (e.g., the release due to cash flow hedges from interest rate contracts) and the income statement line items affected by the reclassification (e.g., interest income or interest expense). If a component is not required to be reclassified to net income in its entirety (e.g., the net periodic pension cost), companies would instead cross reference to the related footnote for additional information (e.g., the pension footnote). ASU 2013-02 is effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt the provisions of the new guidance on January 1, 2013. The adoption will not have a material impact on its consolidated financial statements or related disclosures.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of components of project assets

	December 31,	December 31,
	2011	2012
	$	$
Project assets — Module cost	3,337,837	9,524,845
Project assets — Development	5,140,345	8,344,913
Project assets — Others	3,284,487	13,488,680
Total project assets	11,762,669	31,358,438

Current portion	8,860,635	7,960,441
Noncurrent portion	2,902,034	23,397,997

Schedule of interest costs incurred

	Year ended December 31,
	2010	2011	2012
	$	$	$
Total interest incurred	35,754,067	37,459,515	51,886,930
Less: Interest capitalized	1,801,941	2,438,575	—
Interest expenses	33,952,126	35,020,940	51,886,930

Schedule of estimated useful lives of assets
Years

Buildings	10–20
Plant and machinery	5–10
Motor vehicles	3–5
Electronic equipment, furniture and fixtures	3–5

Schedule of cash and cash equivalents and restricted cash held in major financial institutions

As of December 31, 2012, 98% of the Company’s cash and cash equivalents and restricted cash were held in major financial institutions located in PRC, European, USA and Asian Pacific financial institutions that amounted to $892,130,031 in total and were denominated in the following currencies:

	USD	EUR	RMB	AUD
	(million)	(million)	(million)	(million)
In PRC	498	96	911	10
In European Union	1	40	1	—
In USA	43	—	—	—
In Asian Pacific	6	—	—	9
Total in original currency	548	136	912	19

US$ equivalent	548	179	145	20

Schedule of computation of basic and diluted income (loss) from operations per share

	Year ended December 31,
	2010	2011	2012
	$	$	$
Net income (loss) attributable to Trina Solar Limited shareholders — basic	311,452,980	(37,820,093)	(266,555,392)
Finance charge related to convertible notes	9,419,771	—	—

Net income (loss) attributable to Trina Solar Limited shareholders — diluted	320,872,751	(37,820,093)	(266,555,392)

Weighted average number of ordinary shares outstanding — basic	3,402,701,503	3,521,182,416	3,534,829,694
Nonvested restricted shares	16,977,041	—	—
Share options	6,715,832	—	—
Convertible senior notes	407,319,420	—	—

Weighted average number of ordinary shares outstanding — diluted	3,833,713,796	3,521,182,416	3,534,829,694

Earnings (loss) per ordinary share from operations — basic	0.09	(0.01)	(0.08)

Earnings (loss) per ordinary share from operations — diluted	0.08	(0.01)	(0.08)

Schedule of securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive

	Year ended December 31,
	2010	2011	2012

Non-vested restricted shares	47,581,632	47,183,592	40,464,927
Share options	27,113,457	57,839,459	99,161,181
Convertible senior notes	—	377,083,332	246,700,118

Total	74,695,089	482,106,383	386,326,226

ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS (Tables) (Allowance for doubtful receivables)	12 Months Ended
Dec. 31, 2012
Allowance for doubtful receivables
ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS
Schedule of movement of the allowance for doubtful accounts

	At December 31,
	2010	2011	2012
	$	$	$

Balance, beginning of the year	13,859,407	19,295,063	45,438,767
Allowance made during the year	5,435,656	26,556,358	61,387,013
Amount written-off against allowance	—	(412,654)	(607)
Balance, end of the year	19,295,063	45,438,767	106,825,173

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES
Schedule of component of inventories
	At December 31,
	2011	2012
	$	$

Raw materials	27,629,870	69,340,896
Work in progress	16,294,428	41,547,820
Finished goods	205,854,431	207,614,743
Total	249,778,729	318,503,459

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment

	At December 31,
	2011	2012
	$	$

Buildings	112,360,504	169,769,630
Plant and machinery	708,782,109	886,430,211
Motor vehicles	2,530,905	3,414,460
Electronic equipment, furniture and fixtures	79,305,774	94,749,383
	902,979,292	1,154,363,684
Less: Accumulated depreciation	(185,542,927)	(294,156,922)
	717,436,365	860,206,762
Construction in progress	202,290,269	33,133,243
Property, plant and equipment, net	919,726,634	893,340,005

ACCRUED EXPENSES AND CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND CURRENT LIABILITIES
Schedule of accrued expenses and current liabilities

	At December 31,
	2011	2012
	$	$

Payroll and welfare payables	26,067,216	22,155,642
Advance from customers	57,252,788	20,146,923
Derivatives	1,271,592	182,963
Accrued expenses	28,545,383	24,410,724
Other payables	21,483,674	23,072,365
Total	134,620,653	89,968,617

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair values of derivative instruments

December 31, 2011
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	2,910,301	1,271,592

December 31, 2012
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	1,639,337	182,963

Schedule of amounts related to derivative instruments affecting the Company's consolidated statements of operations

	Amount of Gain (loss) on Derivatives Recognized in Income Year Ended December 31			Location of Gain (loss) Recognized in
Derivative Type	2010	2011	2012	Income on Derivatives
	$	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	9,475,794	(11,393,346)	8,541,721	Derivatives gain (loss)

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
Schedule of information about inputs into the fair value measurements of the Company's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

Fair Value Measurements at December 31, 2011
Using
Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	2,910,301	—	2,910,301	—

Liabilities:
Foreign exchange forward contracts	(1,271,592)	—	(1,271,592)	—
Net assets	1,638,709	—	1,638,709	—

Fair Value Measurements at December 31, 2012
Using
Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	1,639,337	—	1,639,337	—
Liabilities:
Foreign exchange forward contracts	(182,963)	—	(182,963)	—
Net assets	1,456,374	—	1,456,374	—

Schedule of changes in Level 3 foreign exchange forward contracts

	As of December 31,
	2010	2011	2012
	$	$	$
Beginning balance	596,251	(13,478,691)	—
Total gain or losses (realized/unrealized)
Included in earnings	(13,478,691)	—	—
Settlements	(596,251)	13,478,691
Ending balance	(13,478,691)	—	—
The amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at the reporting date	(13,478,691)	—	—

BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BANK BORROWINGS
Schedule of components of bank borrowings

	At December 31,
	2011	2012
	$	$
Bank borrowings
Short-term	303,259,524	711,773,487
Long-term, current portion	86,212,767	164,047,303
Total current	389,472,291	875,820,790

Long-term, non-current portion	520,150,533	415,150,385
Total	909,622,824	1,290,971,175

Schedule of components of short-term borrowings

	At December 31,
	2011	2012
	$	$

Short-term borrowings guaranteed by Trina	59,609,524	151,136,743
Short-term borrowings secured by plants and machinery of Changzhou Trina Solar Energy Co., Ltd. (“Trina China”)	43,650,000	56,136,744
Unsecured short-term borrowings	200,000,000	504,500,000
Total	303,259,524	711,773,487

Future principal payments under long-term borrowings

Future principal payments under the above long-term borrowings as of December 31, 2012 are as follows:

Fiscal Years Ending December 31,	$

2013	164,047,303
2014	333,559,422
2015	81,590,963
Thereafter	—
Total	579,197,688

ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED WARRANTY COSTS
Summary of movement of the Company's accrued warranty costs

	For the year ended December 31,
	2010	2011	2012
	$	$	$
Beginning balance	21,023,381	38,710,874	58,810,186
Warranty provision	17,895,942	21,939,223	12,467,698
Warranty costs incurred	(208,449)	(1,839,911)	(5,497,865)
Ending balance	38,710,874	58,810,186	65,780,019

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Schedule of the Company's share-based compensation expense by type of award
	2010	2011	2012
	$	$	$

Share options	1,882,511	2,167,209	2,163,693
Restricted shares	4,072,536	5,791,225	3,835,734
Total share-based compensation expense	5,955,047	7,958,434	5,999,427

Summary of restricted share activity

	Number of shares	Weighted average grant date fair value

Non-vested at January 1, 2012	47,183,592	$0.42
Granted	15,317,200	$0.07
Vested	(11,035,457)	$0.40
Forfeited	(11,000,408)	$0.44
Nonvested at December 31, 2012	40,464,927	$0.29

Summary of share option activity

		Weighted	Weighted Average
		Average	Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Options	Price	Term	Value

Options outstanding at January 1, 2012	57,839,459	$0.44
Granted	51,785,550	$0.08
Exercised	—	$—
Forfeited	(10,463,828)	$0.45
Options outstanding at December 31, 2012	99,161,181	$0.25	3.70	414,284
Options vested or expected to vest at December 31, 2012	78,856,463	$0.28	3.44	270,832
Options exercisable at December 31, 2012	28,995,206	$0.38	1.96	—

Schedule of weighted average assumptions used to calculate the grant date fair value of share options
	2010	2011	2012
Risk free rate of return	1.26%	0.96%	0.32%
Expected term	3.50	3.50	3.50
Volatility ratio	81.80%	74.04%	74.78%
Dividend yield	—	—	—

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of provision for income taxes by tax jurisdictions

	Years ended December 31,
	2010	2011	2012
	$	$	$

Income (loss) before income taxes:
PRC	181,458,007	(3,556,550)	(185,318,162)
Switzerland	200,309,460	(5,581,319)	(51,593,606)
United States	7,704,044	1,023,440	(36,911,818)
Other jurisdictions	(29,949,333)	(22,396,194)	(18,137,013)

Total income (loss) before income taxes	359,522,178	(30,510,623)	(291,960,599)

Current tax expense:
PRC	32,166,137	7,416,997	1,946,775
Switzerland	21,802,460	—	(4,327,859)
United States	3,457,769	3,249,978	876,505
Other jurisdictions	99,283	1,222,253	358,423
Total current tax expense	57,525,649	11,889,228	(1,146,156)

Deferred tax (benefit) expense:
PRC	(9,011,416)	(1,742,264)	(27,888,483)
Switzerland	(68,883)	534,770	762,913
United States	(376,152)	(2,834,865)	3,211,018
Other jurisdictions	—	(537,250)	(344,364)
Total deferred tax benefit	(9,456,451)	(4,579,609)	(24,258,916)

Total income taxes expense (benefit)	48,069,198	7,309,619	(25,405,072)

Schedule of reconciliation between the PRC statutory income tax rate and the effective income tax rate computed by income tax expense (benefit) and income (loss) before income taxes reported in the consolidated statements of operations

	Years ended December 31,
	2010	2011	2012

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Tax rate differential for entities in non-PRC jurisdictions	(5.5)%	(18.2)%	(1.5)%
Tax rate differential for preferential rate	(2.4)%	(21.9)%	(0.4)%
Change in tax rate	(5.2)%	(2.8)%	—
Transfer pricing settlement in 2011	—	(6.2)%	—
Tax effect of permanent differences	0.0%	(0.4)%	0.3%
Change in valuation allowance	0.8%	0.5%	(15.5)%
Unrecognized tax benefits	0.7%	—	—
Others	—	—	0.8%
	13.4%	(24.0)%	8.7%

Schedule of principal components of deferred income tax assets

	Years ended December 31,
	2011	2012
	$	$
Deferred tax assets:
Bad debts provision	5,371,073	18,584,579
Accrued expenses	8,475,330	7,242,862
Government subsidy	4,263,756	5,120,021
Inventory write-down	2,550,720	12,634,284
Advance to suppliers provision	2,494,574	3,222,258
Warranty provision	14,442,248	15,655,062
Net operating loss carryforwards	2,448,583	44,525,527
Others	3,449	2,482,504

Total gross deferred tax assets	40,049,733	109,467,097

Valuation allowance on deferred tax assets	(10,544,364)	(55,702,812)
Net deferred tax assets	29,505,369	53,764,285

Analysis as:
Current	10,466,825	12,716,521
Noncurrent	19,038,544	41,047,764
Total	29,505,369	53,764,285

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of the materials purchase commitment based on the latest negotiated actual purchase prices

	Wafer	Polysilicon
Year ending December 31	(Piece in Million)	(Metric Ton)
2013	150	2,900
2014	500	3,830
2015	625	3,960
2016	625	2,650
2017	625	2,650
Thereafter	1,875	7,950

Total	4,400	23,940

Year ending December 31	$million
2013	43.6
2014	42.0
2015	41.0
2016	34.4
2017	32.8
2018	32.0

Total	225.8

Schedule of future minimum lease payments
Year ending December 31	$
2013	2,448,274
2014	1,257,598
2015	249,486
2016	—
2017	—
Thereafter	—

Total	3,955,358

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
Summarizes the Company's net sales generated from different geographic locations

	Years ended December 31,
	2010	2011	2012
	$	$	$
Europe:
- Germany	447,315,689	756,574,856	428,964,360
- Spain	404,130,517	271,071,071	16,743,839
- Italy	409,560,784	262,491,774	79,532,883
- Belgium	87,327,868	40,716,601	6,566,457
- Others	87,786,895	66,679,873	91,100,905
Europe Total	1,436,121,753	1,397,534,175	622,908,444
China	70,782,741	144,739,344	167,953,230
United States	262,300,116	440,298,709	331,212,387
Others	88,484,664	65,329,348	174,580,877
Total net sales	1,857,689,274	2,047,901,576	1,296,654,938

MAJOR CUSTOMERS AND SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMERS AND SUPPLIERS
Summarizes suppliers which contributed to greater than 10% of total advances to suppliers
	Advance to suppliers
	December 31,
	2011	2012
	$	$
Company I	36,383,712	28,328,982
Company II	41,982,828	39,536,806
Company III	45,924,240	36,887,990
Company IV	19,780,216	15,518,098

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 28, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basis of presentation
Net cash used in (provided by) operating activities		$ 178,198,886	$ (21,927,274)	$ (263,929,128)
Cash and cash equivalents		807,275,992	816,779,973	752,747,586	406,057,906
Short-term bank borrowings, including current portion of long-term bank borrowings and convertible senior notes due in 2013		959,402,790
Short-term bank borrowings renewed	289,000,000
Investment in equity affiliates
Carrying amount of equity investment in affiliates		10,960,391	4,066,872
Impairments recorded		0	0	0
Project assets
Project assets - Module cost		9,524,845	3,337,837
Project assets - Development		8,344,913	5,140,345
Project assets - Others		13,488,680	3,284,487
Total project assets		31,358,438	11,762,669
Current portion		7,960,441	8,860,635
Noncurrent portion		$ 23,397,997	$ 2,902,034
Minimum
Investment in equity affiliates
Equity method investments ownership (as a percent)		20.00%

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest costs incurred
Total interest incurred	$ 51,886,930	$ 37,459,515	$ 35,754,067
Less: Interest capitalized		2,438,575	1,801,941
Interest expenses	51,886,930	35,020,940	33,952,126
Prepaid land use right
Period over which land use rights are charged to income	50 years
Impairment of long-lived assets
Impairment of long-lived assets	0	0	0
Income taxes
Minimum percentage of likelihood of realization of tax benefits on settlement	50.00%
Shipping and handling costs
Shipping and handling costs relating to solar module sales	54,675,873	45,498,328	39,159,748
Shipping and handling costs relating to inventory purchases	869,814	469,416	810,783
Government grants
Earned grants recorded as reductions of research and development expenses	342,974	411,970	699,288
Government grants received for assets	4,837,756	2,315,542	7,454,208
Amount of government grant recognized as an offset to depreciation expense	2,460,843	4,833,562	4,480,108
Unrestricted cash government subsidies received	$ 1,002,024	$ 8,045,834	$ 321,519
Buildings | Minimum
Property and equipment, net
Estimated useful life	10 years
Buildings | Maximum
Property and equipment, net
Estimated useful life	20 years
Plant and machinery | Minimum
Property and equipment, net
Estimated useful life	5 years
Plant and machinery | Maximum
Property and equipment, net
Estimated useful life	10 years
Motor vehicles | Minimum
Property and equipment, net
Estimated useful life	3 years
Motor vehicles | Maximum
Property and equipment, net
Estimated useful life	5 years
Electronic equipment, furniture and fixtures | Minimum
Property and equipment, net
Estimated useful life	3 years
Electronic equipment, furniture and fixtures | Maximum
Property and equipment, net
Estimated useful life	5 years

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3)	1 Months Ended	5 Months Ended	12 Months Ended
	Jun. 30, 2011	May 31, 2011	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD USD ($)	Dec. 31, 2012 EUR USD ($)	Dec. 31, 2012 EUR EUR (€)	Dec. 31, 2012 RMB USD ($)	Dec. 31, 2012 RMB CNY	Dec. 31, 2012 AUD USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2012 In PRC USD USD ($)	Dec. 31, 2012 In PRC EUR EUR (€)	Dec. 31, 2012 In PRC RMB CNY	Dec. 31, 2012 In PRC AUD	Dec. 31, 2012 In European Union USD USD ($)	Dec. 31, 2012 In European Union EUR EUR (€)	Dec. 31, 2012 In European Union RMB CNY	Dec. 31, 2012 In USA USD USD ($)	Dec. 31, 2012 In Asian Pacific USD USD ($)	Dec. 31, 2012 In Asian Pacific AUD
Warranty period one of solar modules for defects in materials and workmanship			2 years
Warranty period two of solar modules for defects in materials and workmanship		5 years	10 years
Warranty period of solar modules in relation to minimum power output			25 years
Warranty accrual rate as a percent of revenue			1.00%
Linear performance warranty of maximum decrease in module power output per year (as a percent)	0.70%
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency						$ 548,000,000		€ 136,000,000		912,000,000		19,000,000	$ 498,000,000	€ 96,000,000	911,000,000	10,000,000	$ 1,000,000	€ 40,000,000	1,000,000	$ 43,000,000	$ 6,000,000	9,000,000
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent			145,036,568	208,427,732		548,000,000	179,000,000		145,000,000		20,000,000
Cash and cash equivalents and restricted cash held in major financial institutions (as a percent)			97.00%
Cash and cash equivalents and restricted cash held in major financial institutions			892,130,031
Derivative financial instruments
Derivative gain (loss)			8,541,721	(11,393,346)	9,475,794
Earnings (loss) per share
Net income (loss) attributable to Trina Solar Limited shareholders - basic			(266,555,392)	(37,820,093)	311,452,980
Finance charge related to convertible notes					9,419,771
Net income (loss) attributable to Trina Solar Limited shareholders - diluted			$ (266,555,392)	$ (37,820,093)	$ 320,872,751
Weighted average number of ordinary shares outstanding - basic			3,534,829,694	3,521,182,416	3,402,701,503
Nonvested restricted shares					16,977,041
Share options					6,715,832
Convertible senior notes (in shares)					407,319,420
Weighted average number of ordinary shares outstanding - diluted			3,534,829,694	3,521,182,416	3,833,713,796
Earnings (loss) per ordinary share from operations - basic			$ (0.08)	$ (0.01)	$ 0.09
Earnings (loss) per ordinary share from operations - diluted			$ (0.08)	$ (0.01)	$ 0.08

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive	$ 386,326,226	$ 482,106,383	$ 74,695,089
Incremental shares included in the diluted EPS	0	0	0
Non-vested restricted shares
Securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive	40,464,927	47,183,592	47,581,632
Share Options
Securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive	99,161,181	57,839,459	27,113,457
Convertible senior notes
Securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive	$ 246,700,118	$ 377,083,332

ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful receivables
Analysis of allowance for doubtful receivables
Balance, beginning of the year	$ 45,438,767	$ 19,295,063	$ 13,859,407
Allowance made during the year	61,387,013	26,556,358	5,435,656
Amount written-off against allowance	(607)	(412,654)
Balance, end of the year	106,825,173	45,438,767	19,295,063
Allowance for advances to suppliers
Analysis of allowance for doubtful receivables
Allowance made during the year	$ 2,800,000	$ 9,500,000	$ 200,000

INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of inventories
Raw materials	$ 69,340,896	$ 27,629,870
Work in progress	41,547,820	16,294,428
Finished goods	207,614,743	205,854,431
Total	318,503,459	249,778,729
Inventory written down	$ 39,555,386	$ 22,242,087	$ 10,195,272

PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment, net
Gross	$ 1,154,363,684	$ 902,979,292
Less: Accumulated depreciation	(294,156,922)	(185,542,927)
Total	860,206,762	717,436,365
Construction in progress	33,133,243	202,290,269
Property, plant and equipment, net	893,340,005	919,726,634
Depreciation of property, plant and equipment	110,221,637	69,837,152	52,279,855
Total carrying amount of pledged property, plant and equipment to secure bank borrowings	564,244,909	360,873,347
Buildings
Property and equipment, net
Gross	169,769,630	112,360,504
Plant and machinery
Property and equipment, net
Gross	886,430,211	708,782,109
Motor vehicles
Property and equipment, net
Gross	3,414,460	2,530,905
Electronic equipment, furniture and fixtures
Property and equipment, net
Gross	$ 94,749,383	$ 79,305,774

PREPAID LAND USE RIGHTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PREPAID LAND USE RIGHTS
Amounts of amortization recognized in profit and loss related to the prepaid land use rights	$ 886,808	$ 783,214	$ 632,698
Land use rights pledged as collateral to secure bank borrowings	$ 16,620,946	$ 17,185,095

ACCRUED EXPENSES AND CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND CURRENT LIABILITIES
Payroll and welfare payables	$ 22,155,642	$ 26,067,216
Advance from customers	20,146,923	57,252,788
Derivatives	182,963	1,271,592
Accrued expenses	24,410,724	28,545,383
Other payables	23,072,365	21,483,674
Total	$ 89,968,617	$ 134,620,653

DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair values of derivative instruments
Other Current Liabilities	$ 182,963	$ 1,271,592
Derivatives not designated as hedging instruments: | Foreign exchange forward contracts
Fair values of derivative instruments
Other Assets - Current	1,639,337	2,910,301
Other Current Liabilities	$ 182,963	$ 1,271,592

DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) (Derivatives not designated as hedging instruments:, Foreign exchange forward contracts, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives not designated as hedging instruments: | Foreign exchange forward contracts
Amounts related to derivative instruments affecting the Company's consolidated statements of operations
Amount of Gain (Loss) on Derivatives	$ 8,541,721	$ (11,393,346)	$ 9,475,794

FAIR VALUE MEASUREMENT (Details) (Fair value measurements recurring, USD $)	Dec. 31, 2012	Dec. 31, 2011
Total Fair Value and Carrying Value on the Balance Sheet
Liabilities:
Net assets	$ 1,456,374	$ 1,638,709
Total Fair Value and Carrying Value on the Balance Sheet | Foreign exchange forward contracts
Assets:
Foreign exchange forward contracts	1,639,337	2,910,301
Liabilities:
Foreign exchange forward contracts	(182,963)	(1,271,592)
Significant Other Observable Inputs (Level 2)
Liabilities:
Net assets	1,456,374	1,638,709
Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Assets:
Foreign exchange forward contracts	1,639,337	2,910,301
Liabilities:
Foreign exchange forward contracts	$ (182,963)	$ (1,271,592)

FAIR VALUE MEASUREMENT (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total gain or losses (realized/unrealized)
Estimated fair value of convertible senior notes	$ 75,223,800
Foreign exchange forward contracts
Summary of changes in Level 3 foreign exchange forward contracts
Beginning balance		(13,478,691)	596,251
Total gain or losses (realized/unrealized)
Included in earnings	0		(13,478,691)
Settlements	0	13,478,691	(596,251)
Ending balance	0		(13,478,691)
The amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at the reporting date			$ (13,478,691)

BANK BORROWINGS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Bank borrowings
Short-term	$ 711,773,487	$ 303,259,524
Long-term, current portion	164,047,303	86,212,767
Total current	875,820,790	389,472,291
Long-term, non-current portion	415,150,385	520,150,533
Total	$ 1,290,971,175	$ 909,622,824

BANK BORROWINGS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 loan	Dec. 31, 2011
Short-term borrowings
Short-term borrowings	$ 711,773,487	$ 303,259,524
Average interest rate on short term borrowings (as a percent)	3.88%	3.65%
Maximum borrowing capacity under short-term bank facilities	882,668,078
Amount drawn down on short-term bank facilities	711,773,487
Amount available on short-term bank facilities	170,894,591
Short-term borrowings guaranteed by Trina
Short-term borrowings
Short-term borrowings	151,136,743	59,609,524
Short-term borrowings secured by plants and machinery of Changzhou Trina Solar Energy Co., Ltd.("Trina China")
Short-term borrowings
Short-term borrowings	56,136,744	43,650,000
Number of secured loans	2
Carrying value of asset pledged	133,353,290
Unsecured short-term borrowings
Short-term borrowings
Short-term borrowings	$ 504,500,000	$ 200,000,000

BANK BORROWINGS (Details 3)	1 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended						12 Months Ended	1 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended						12 Months Ended
	Jun. 30, 2011 Trina China CDB	Dec. 31, 2012 Trina China CDB USD ($)	Dec. 31, 2011 Trina China CDB USD ($)	Jun. 29, 2011 Trina China CDB USD ($)	May 31, 2011 Trina China Export-Import Bank of China	Dec. 31, 2012 Trina China Export-Import Bank of China USD ($)	Dec. 31, 2011 Trina China Export-Import Bank of China USD ($)	May 17, 2011 Trina China Export-Import Bank of China USD ($)	Dec. 31, 2011 Trina China Agriculture Bank of China USD ($)	Dec. 31, 2011 Trina China Agriculture Bank of China CNY	Dec. 31, 2012 Trina China Agriculture Bank of China USD ($) item	Dec. 31, 2012 Trina China Agriculture Bank of China CNY item	Dec. 23, 2011 Trina China Agriculture Bank of China USD ($)	Dec. 23, 2011 Trina China Agriculture Bank of China CNY	Dec. 31, 2012 Trina China US LIBOR CDB	Dec. 31, 2011 Trina China US LIBOR CDB	Dec. 31, 2012 Trina China US LIBOR Export-Import Bank of China	Dec. 31, 2011 Trina China US LIBOR Export-Import Bank of China	Jan. 30, 2010 Trina Solar (Luxembourg) S.A.R.L. CDB	Dec. 31, 2012 Trina Solar (Luxembourg) S.A.R.L. CDB USD ($) item	Dec. 31, 2012 Trina Solar (Luxembourg) S.A.R.L. CDB EUR (€) item	Dec. 31, 2011 Trina Solar (Luxembourg) S.A.R.L. CDB USD ($)	Dec. 31, 2011 Trina Solar (Luxembourg) S.A.R.L. CDB EUR (€)	Mar. 14, 2011 Trina Solar (Luxembourg) S.A.R.L. CDB EUR (€)	Jan. 11, 2010 Trina Solar (Luxembourg) S.A.R.L. CDB EUR (€)	Dec. 31, 2012 Trina Solar (Luxembourg) S.A.R.L. EUR LIBOR CDB	Dec. 31, 2011 Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank USD ($)	Dec. 31, 2012 Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank USD ($)	Dec. 07, 2011 Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank USD ($) MW	Dec. 31, 2012 Trina Solar (Changzhou) Science and Technology Co., Ltd. HIBOR Standard Chartered Bank	Dec. 31, 2011 Trina Solar (Changzhou) Science and Technology Co., Ltd. HIBOR Standard Chartered Bank	Dec. 31, 2012 Trina Solar (Luxembourg) Holdings S.A.R.L. CDB USD ($)	Dec. 31, 2012 Trina Solar (Luxembourg) Holdings S.A.R.L. US LIBOR CDB	Dec. 31, 2012 Trina Solar (Luxembourg) Holdings S.A.R.L. US LIBOR CDB	Dec. 31, 2012 Long-term borrowings secured by property, plant and equipment Trina China Syndicate of banks USD ($)	Dec. 31, 2012 Long-term borrowings secured by property, plant and equipment Trina China Export-Import Bank of China USD ($)	Dec. 31, 2012 Long-term borrowings secured by property, plant and equipment Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank USD ($)	Dec. 31, 2012 Long-term borrowings secured by land use right Trina China Syndicate of banks USD ($)	Dec. 31, 2012 Long-term borrowings secured by land use right Trina China Agriculture Bank of China USD ($)	Sep. 30, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks	Dec. 31, 2012 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks USD ($)	Dec. 31, 2012 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks CNY	Dec. 31, 2011 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks USD ($)	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Renminbi (RMB) facility USD ($)	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Renminbi (RMB) facility CNY	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China US dollar facility USD ($)	Dec. 31, 2012 Long-term bank loans, secured by building and machinery of Trina China Trina China US LIBOR Syndicate of banks	Dec. 31, 2011 Long-term bank loans, secured by building and machinery of Trina China Trina China US LIBOR Syndicate of banks
Long-term borrowings
Average interest rate (as a percent)											6.65%	6.65%			3.47%	3.25%	4.47%	4.59%		4.26%	4.26%	4.66%	4.66%							2.63%	2.61%		4.21%	4.21%
Term of credit facility	3 years				3 years				3 years	3 years									15 years	3 years	3 years						3 years					3 years								5 years
Maximum borrowing capacity				$ 180,000,000				$ 40,000,000					$ 4,800,000	30,000,000											€ 100,000,000				$ 100,000,000			$ 80,000,000			$ 283,420,944	$ 30,684,048	$ 116,786,627	$ 14,279,056	$ 2,341,890					$ 241,965,434	1,524,600,000	$ 80,000,000
Borrowing capacity designated solely for the expansion of the Company's production capacity																																												205,050,072	1,292,000,000	80,000,000
Loan balance outstanding		180,000,000	180,000,000			10,500,000	14,000,000	14,000,000	4,800,000	30,000,000	4,800,000	30,000,000								17,300,000	13,100,000	53,400,000	41,300,000	50,000,000	50,000,000		100,000,000	100,000,000				80,000,000									184,573,440		254,003,581
Amount of remaining facility which can be drawn down on or after completion of capacity expansion								$ 26,000,000																																	$ 36,915,362	232,600,000
Weighted average interest rate for borrowings (as a percent)																																															6.43%	6.50%
Interest rate on RMB-denominated borrowings as a percentage of the rate stipulated by the People's Bank of China for loans of similar duration																																									110.00%	110.00%
Variable interest rate base															three-month US LIBOR		six-month US LIBOR									six-month EUR LIBOR				Hong Kong Interbank Offered Rate			six-month US LIBOR	six-month US LIBOR													six-month US London Interbank Offered Rate
Interest rate, basis points added to variable rate (as a percent)															3.00%		3.80%									3.00%				2.25%			3.70%	3.70%													3.00%
Number of loan covenants under the facility											0	0								0	0
Period over which violation of revised covenants not probable		1 year
Initial period of draw down																											12 months
Total term of each tranche from initial draw down																											36 months
Extended period of tranche from draw down																											2 years
Expected addition of cell and module capacity (in MW)																													500

BANK BORROWINGS (Details 4) (USD $)	Dec. 31, 2012
Future principal payments under long-term borrowings
2013	$ 164,047,303
2014	333,559,422
2015	81,590,963
Total	$ 579,197,688

CONVERTIBLE SENIOR NOTES (Details) (USD $)	1 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2011	Jul. 15, 2011	Jul. 23, 2008
Convertible Senior Notes
Amortization expense				$ 2,101,948	$ 3,899,771
Share Lending Agreement
ADSs issued as Loaned Shares								8,146,388
Par value per ADS (in dollars per ADS)								0.0005
Number of underwriters of Notes		1
Minimum percentage of market value of Loaned Shares kept as collateral during the term of the Share Lending Agreement			100.00%
Minimum amount of difference between fair value of collateral and fair value of the Loaned Shares, to notify underwriter			100,000
Additional debt issuance cost								4,100,000
Fair value of outstanding Loaned Shares			35,355,324	54,417,872
Cash payment for repurchase of notes			39,082,576	7,582,710
Gain on repurchase of debt			5,091,424	2,341,290
4% Convertible Senior Notes
Convertible Senior Notes
Debt issued		138,000,000
Interest rate (as a percent)								4.00%
Initial conversion rate per $1,000 initial principal amount of notes (in shares)			59.0318
Principal amount used for debt instrument conversion ratio			1,000
Conversion price per American Depository Share (in dollars per ADS)			$ 16.94
Maximum conversion rate on a Fundamental Change (in shares)			71.4286
Conversion price per American Depository Share on a Fundamental Change (in dollars per ADS)			$ 14
Repurchase price as a percentage of principal amount of notes	100.00%
Minimum percentage of notes that may be require redemption in the event of default			25.00%
Proceeds, net of issuance costs		132,392,740
Issuance costs		5,607,260
Amortization expense			0	2,101,948	3,899,771
Share Lending Agreement
Amount of debt outstanding			83,582,000				137,680,000
Aggregate principal amount of Notes repurchased			44,174,000	9,924,000		320,000
Cash payment for repurchase of notes			39,082,576	7,582,710
Gain on repurchase of debt			$ 5,091,424	$ 2,341,290

ACCRUED WARRANTY COSTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued warranty costs
Beginning balance	$ 58,810,186	$ 38,710,874	$ 21,023,381
Warranty provision	12,467,698	21,939,223	17,895,942
Warranty costs incurred	(5,497,865)	(1,839,911)	(208,449)
Ending balance	$ 65,780,019	$ 58,810,186	$ 38,710,874

SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHARE-BASED COMPENSATION
Total share-based compensation expense	$ 5,999,427	$ 7,958,434	$ 5,955,047
Share Options
SHARE-BASED COMPENSATION
Total share-based compensation expense	2,163,693	2,167,209	1,882,511
Additional disclosures
Unrecognized compensation cost	2,825,282
Weighted-average period for recognition	1 year 5 months 8 days
Share Options
Term of award	5 years
Vesting of awards per year (percent) on the anniversary of the grant date	33.33%
Number of Options
Options outstanding at the beginning of the period (in shares)	57,839,459
Granted (in shares)	51,785,550	26,428,314	21,630,267
Forfeited (in shares)	(10,463,828)
Options outstanding at the end of the period (in shares)	99,161,181	57,839,459
Options vested or expected to vest at the end of the period (in shares)	78,856,463
Options exercisable at the end of the period (in shares)	28,995,206
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)	$ 0.44
Granted (in dollars per share)	$ 0.08
Forfeited (in dollars per share)	$ 0.45
Options outstanding at the end of the period (in dollars per share)	$ 0.25	$ 0.44
Options vested or expected to vest at the end of the period (in dollars per share)	$ 0.28
Options exercisable at the end of the period (in dollars per share)	$ 0.38
Weighted Average Remaining Contractual Term
Options outstanding at the end of the period	3 years 8 months 12 days
Options vested or expected to vest at the end of the period	3 years 5 months 8 days
Options exercisable at the end of the period	1 year 11 months 16 days
Aggregate Intrinsic Value
Options outstanding at the end of the period	414,284
Options vested or expected to vest at the end of the period	270,832
Total intrinsic value of options exercised		263,779	1,020,370
Weighted average assumptions used to calculate weighted-average grant date fair value of options granted
Weighted-average grant date fair value of options granted (in dollars per share)	$ 0.02	$ 0.25	$ 0.17
Risk free rate of return (as a percent)	0.32%	0.96%	1.26%
Expected term	3 years 6 months	3 years 6 months	3 years 6 months
Volatility ratio (as a percent)	74.78%	74.04%	81.80%
Restricted Shares
SHARE-BASED COMPENSATION
Total share-based compensation expense	3,835,734	5,791,225	4,072,536
Number of shares
Non-vested at the beginning of the period (in shares)	47,183,592
Granted (in shares)	15,317,200
Vested (in shares)	(11,035,457)
Forfeited (in shares)	(11,000,408)
Nonvested at end of the period (in shares)	40,464,927	47,183,592
Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share)	$ 0.42
Granted (in dollars per share)	$ 0.07
Vested (in dollars per share)	$ 0.4
Forfeited (in dollars per share)	$ 0.44
Nonvested at end of the period (in dollars per share)	$ 0.29	$ 0.42
Additional disclosures
Unrecognized compensation cost	9,295,016
Weighted-average period for recognition	3 years 4 days
Total fair value of shares vested	$ 1,449,353	$ 7,551,432	$ 13,032,862

INCOME TAXES (Details) (USD $)	12 Months Ended																																						36 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 TSI	Dec. 31, 2011 TED	Dec. 31, 2010 TED	Dec. 31, 2012 Hong Kong THK	Dec. 31, 2011 Hong Kong THK	Dec. 31, 2010 Hong Kong THK	Dec. 31, 2012 Singapore TSI	Dec. 31, 2011 Singapore TSI	Dec. 31, 2010 Singapore TSI	Dec. 31, 2012 Singapore TED	Dec. 31, 2011 Singapore TED	Dec. 31, 2010 Singapore TED	Dec. 31, 2012 Switzerland	Dec. 31, 2012 Switzerland TSW	Dec. 31, 2011 Switzerland TSW	Dec. 31, 2010 Switzerland TSW	Dec. 31, 2012 Luxembourg	Dec. 31, 2012 Luxembourg TLB	Dec. 31, 2012 United States TUH/ TUS/TUP/TP-CA	Dec. 31, 2011 United States TUH/ TUS/TUP/TP-CA	Dec. 31, 2010 United States TUH/ TUS/TUP/TP-CA	Dec. 31, 2012 Japan TJP	Dec. 31, 2011 Japan TJP	Dec. 31, 2010 Japan TJP	Dec. 31, 2012 Germany TGM	Dec. 31, 2011 Germany TGM	Dec. 31, 2010 Germany TGM	Dec. 31, 2012 Italy TIL	Dec. 31, 2011 Italy TIL	Dec. 31, 2010 Italy TIL	Dec. 31, 2012 Spain TSP	Dec. 31, 2011 Spain TSP	Dec. 31, 2010 Spain TSP	Dec. 31, 2012 PRC	Dec. 31, 2012 PRC HNTE	Dec. 31, 2011 PRC HNTE	Dec. 31, 2012 PRC Trina China HNTE	Dec. 31, 2011 PRC Trina China HNTE	Dec. 31, 2010 PRC Trina China HNTE	Dec. 31, 2009 PRC Trina China HNTE	Dec. 31, 2008 PRC Trina China HNTE	Dec. 31, 2013 PRC Trina China HNTE Future	Dec. 31, 2012 PRC TST HNTE	Dec. 31, 2011 PRC TST HNTE	Dec. 31, 2013 PRC TST HNTE Future
TAX EXPENSE
Income tax rate (as a percent)	25.00%	25.00%	25.00%		17.00%	17.00%	16.50%	16.50%	16.50%	17.00%	17.00%	17.00%		17.00%	17.00%	27.80%				28.80%		40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	32.90%	32.90%	32.90%							25.00%
Income tax rate (as a percent)																						40.00%	40.00%	40.00%							31.40%	31.40%	31.40%	30.00%	30.00%	30.00%
Tax profit	$ (25,405,072)	$ 7,309,619	$ 48,069,198	$ 0	$ 0		$ 0			$ 0			$ 0
Preferential tax rate (as a percent)													5.00%				7.65%	7.65%	10.12%																			15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Capital gains tax rate from disposal of projects (as a percent)																					0.00%
Renewal period of certificate																																														3 years

INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC USD ($)	Dec. 31, 2010 PRC USD ($)	Dec. 31, 2012 Switzerland USD ($)	Dec. 31, 2011 Switzerland USD ($)	Dec. 31, 2010 Switzerland USD ($)	Dec. 31, 2012 United States USD ($)	Dec. 31, 2011 United States USD ($)	Dec. 31, 2010 United States USD ($)	Dec. 31, 2012 Other jurisdictions USD ($)	Dec. 31, 2011 Other jurisdictions USD ($)	Dec. 31, 2010 Other jurisdictions USD ($)
TAX EXPENSE
Period of statute of limitations				3 years	3 years
Period of statute of limitations under special circumstances				5 years	5 years
Minimum underpayment of income tax liability, specifically listed as a special circumstance				$ 15,900	100,000
Period of statute of limitations for transfer pricing related adjustment				10 years	10 years
Unrecognized tax benefits pertaining to uncertain tax positions	0	0
Period for which significant increase in unrecognized tax benefit is not expected	12 months
Income (loss) before income taxes:
Income (loss) before income taxes	(291,960,599)	(30,510,623)	359,522,178
Total income (loss) before income taxes				(185,318,162)		(3,556,550)	181,458,007
Total income (loss) before income taxes								(51,593,606)	(5,581,319)	200,309,460	(36,911,818)	1,023,440	7,704,044	(18,137,013)	(22,396,194)	(29,949,333)
Current tax expense:
Total current tax expense	(1,146,156)	11,889,228	57,525,649
Total current tax expense				1,946,775		7,416,997	32,166,137
Total current tax expense								(4,327,859)		21,802,460	876,505	3,249,978	3,457,769	358,423	1,222,253	99,283
Deferred tax (benefit) expense:
Total deferred tax benefit	(24,258,916)	(4,579,609)	(9,456,451)
Total deferred tax benefit				(27,888,483)		(1,742,264)	(9,011,416)
Total deferred tax benefit								762,913	534,770	(68,883)	3,211,018	(2,834,865)	(376,152)	(344,364)	(537,250)
Total income taxes expense (benefit)	$ (25,405,072)	$ 7,309,619	$ 48,069,198

INCOME TAXES (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
PRC statutory enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
Different tax rate in other jurisdiction (as a percent)	(1.50%)	(18.20%)	(5.50%)
Effect of different tax rate for HNTE (as a percent)	(0.40%)	(21.90%)	(2.40%)
Effect of reduced tax rate (as a percent)		(2.80%)	(5.20%)
Transfer pricing settlement in 2011 (as a percent)		(6.20%)
Tax effect of permanent differences (as a percent)	0.30%	(0.40%)	0.00%
Effect of change in valuation allowance (as a percent)	(15.50%)	0.50%	0.80%
Unrecognized tax benefits (as a percent)			0.70%
Others (as a percent)	0.80%
Actual income tax rate (as a percent)	8.70%	(24.00%)	13.40%

INCOME TAXES (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Bad debts provision	$ 18,584,579	$ 5,371,073
Accrued expenses	7,242,862	8,475,330
Government subsidy	5,120,021	4,263,756
Inventory write-down	12,634,284	2,550,720
Advance to suppliers provision	3,222,258	2,494,574
Warranty provision	15,655,062	14,442,248
Net operating loss carryforwards	44,525,527	2,448,583
Others	2,482,504	3,449
Total gross deferred tax assets	109,467,097	40,049,733
Valuation allowance on deferred tax assets	(55,702,812)	(10,544,364)
Net deferred tax assets	53,764,285	29,505,369
Analysis as:
Current	12,716,521	10,466,825
Noncurrent	41,047,764	19,038,544
Net deferred tax assets	$ 53,764,285	$ 29,505,369

INCOME TAXES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
Increase in the valuation allowance	$ 45,158,448	$ 201,569	$ 2,934,446
Future taxable income need to generate to fully utilize the net deferred income tax asset	226,815,580
Net operating losses carryforwards
Provision for income tax	0
PRC
Net operating losses carryforwards
Net operating losses carryforwards	159,425,266
Withholding tax rate on dividend distributed by a foreign entity to its immediate holding company outside of China (as a percent)	10.00%
Amount of the unrecognized deferred tax liability on undistributed earnings to be reinvested indefinitely	25,500,000
Undistributed earnings of subsidiaries considered to be reinvested indefinitely	255,300,000
Switzerland
Net operating losses carryforwards
Net operating losses carryforwards	$ 32,677,106

DISTRIBUTION OF PROFIT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
DISTRIBUTION OF PROFIT
Percentage of profit after tax appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Non-distributable general reserve fund	$ 49,302,006	$ 41,359,798
Amount not subject to restrictions	145,432,288	339,549,604
Restricted portion of registered capital and general reserve fund unavailable for distribution in the form of dividends, loans or advances	$ 675,745,182	$ 611,359,798

RELATED PARTY TRANSACTIONS AND BALANCES (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2012 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2011 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2011 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2010 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2010 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2012 Changzhou Junhe Mechanical Co., Ltd. Trina China USD ($)	Dec. 31, 2012 Changzhou Junhe Mechanical Co., Ltd. Trina China CNY	Dec. 31, 2011 Changzhou Junhe Mechanical Co., Ltd. Trina China USD ($)	Dec. 31, 2011 Changzhou Junhe Mechanical Co., Ltd. Trina China CNY	Dec. 31, 2010 Changzhou Junhe Mechanical Co., Ltd. Trina China USD ($)	Dec. 31, 2010 Changzhou Junhe Mechanical Co., Ltd. Trina China CNY	Dec. 31, 2011 Shanghai Zhenhe New Energy S&T Development Co., Ltd. USD ($)	Dec. 31, 2010 Shanghai Zhenhe New Energy S&T Development Co., Ltd. Trina China USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Amount due to related parties	$ 4,861,497	$ 6,748,353
Total price for wafer purchases			36,704,468	230,705,934	26,529,520	167,159,850	10,553,196	69,890,654
Total price for ingots sold			1,036,067	6,560,951	642,881	4,168,760
Total price of goods and equipment maintenance services purchased									1,508,411	9,481,118	2,005,243	12,634,837	1,611,704	10,811,133
Revenue from PV technical consulting services																452,987
Percentage of interest holding																20.00%
Dividend received															$ 137,511

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Capital commitments
COMMITMENTS
Commitments to purchase property, plant and equipment	$ 30.2
Future materials purchase commitments
Total	30.2
Materials purchase commitments
Future materials purchase commitments
Aggregate purchase under take and pay contract	35.8
Wafer
Future materials purchase commitments, Volume
2013	150,000,000
2014	500,000,000
2015	625,000,000
2016	625,000,000
2017	625,000,000
Thereafter	1,875,000,000
Total	4,400,000,000
Polysilicon
COMMITMENTS
Commitments to purchase property, plant and equipment	225.8
Future materials purchase commitments, Volume
2013	2,900
2014	3,830
2015	3,960
2016	2,650
2017	2,650
Thereafter	7,950
Total	23,940
Future materials purchase commitments
2013	43.6
2014	42
2015	41
2016	34.4
2017	32.8
Thereafter	32
Total	$ 225.8
Revised term of contract	3 months

COMMITMENTS AND CONTINGENCIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
Lease expense	$ 4,935,635	$ 5,048,984	$ 1,988,081
Future minimum lease payments
2013	2,448,274
2014	1,257,598
2015	249,486
Total	$ 3,955,358

COMMITMENTS AND CONTINGENCIES (Details 3) (Trade action, USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 10, 2012	Dec. 31, 2012	Dec. 31, 2011
Trade action
Contingencies
Amount of damages obligated to incurred			$ 3.3
Effective net rate for antidumping and countervailing duties	23.75%
Antidumping duty	18.32%
Countervailing duty	15.97%
Export subsidy	(10.54%)
Retroactive duty imposed (as a percent)		0.00%

SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENT INFORMATION
Total net sales	$ 1,296,654,938	$ 2,047,901,576	$ 1,857,689,274
Europe
SEGMENT INFORMATION
Total net sales	622,908,444	1,397,534,175	1,436,121,753
Germany
SEGMENT INFORMATION
Total net sales	428,964,360	756,574,856	447,315,689
Spain
SEGMENT INFORMATION
Total net sales	16,743,839	271,071,071	404,130,517
Italy
SEGMENT INFORMATION
Total net sales	79,532,883	262,491,774	409,560,784
Belgium
SEGMENT INFORMATION
Total net sales	6,566,457	40,716,601	87,327,868
Others
SEGMENT INFORMATION
Total net sales	91,100,905	66,679,873	87,786,895
China
SEGMENT INFORMATION
Total net sales	167,953,230	144,739,344	70,782,741
United States
SEGMENT INFORMATION
Total net sales	331,212,387	440,298,709	262,300,116
Others
SEGMENT INFORMATION
Total net sales	$ 174,580,877	$ 65,329,348	$ 88,484,664

MAJOR CUSTOMERS AND SUPPLIERS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	$ 57,846,194	$ 63,492,494
Advances to suppliers | Supplier concentration risk | Company I
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	28,328,982	36,383,712
Advances to suppliers | Supplier concentration risk | Company II
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	39,536,806	41,982,828
Advances to suppliers | Supplier concentration risk | Company III
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	36,887,990	45,924,240
Advances to suppliers | Supplier concentration risk | Company IV
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	$ 15,518,098	$ 19,780,216

Additional Information - Financial Statement Schedule I (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Additional Information - Financial Statement Schedule I
Restricted portion of registered capital and general reserve fund unavailable for distribution in the form of dividends, loans or advances	$ 675,745,182	$ 611,359,798
Threshold percentage of restricted net assets of consolidated subsidiaries	25.00%
TRINA SOLAR LIMITED | Guarantee on Trina China's Facility
Guarantee
Amount outstanding under the facility, guaranteed	$ 527,000,000

Additional Information - Financial Statement Schedule I (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 807,275,992	$ 816,779,973	$ 752,747,586	$ 406,057,906
Total current assets	1,765,487,241	1,768,721,565
Other non-current assets	1,669,354
TOTAL ASSETS	2,864,856,899	2,877,448,179
Current liabilities:
Accrued expenses and other current liabilities	24,410,724	28,545,383
Convertible senior notes	83,582,000
Total current liabilities	1,479,154,872	1,007,435,318
Convertible senior notes		127,756,000
Total liabilities	1,983,072,190	1,732,122,930
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,982,271,362 and 3,993,306,819 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	39,933	39,823
Additional paid-in capital	656,943,591	650,944,164
Retained earnings	215,395,146	481,950,538
Accumulated other comprehensive income	9,206,322	12,190,872
Total Trina Solar Limited shareholders' equity	881,584,992	1,145,125,397
TOTAL LIABILITIES AND EQUITY	2,864,856,899	2,877,448,179
Entities with net asset distribution restrictions
Current assets:
Cash and cash equivalents	5,739,486	43,204,022	99,283,656	100,836,223
Other current assets	19,532	12,817
Total current assets	5,759,018	43,216,839
Amount due from group companies	112,531,676	119,927,513
Investment in subsidiaries	853,607,661	1,117,941,053
Other non-current assets	209,574	209,574
TOTAL ASSETS	972,107,929	1,281,294,979
Current liabilities:
Accrued expenses and other current liabilities	6,940,937	8,413,582
Convertible senior notes	83,582,000
Total current liabilities	90,522,937	8,413,582
Convertible senior notes		127,756,000
Total liabilities	90,522,937	136,169,582
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,982,271,362 and 3,993,306,819 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	39,933	39,823
Additional paid-in capital	656,943,591	650,944,164
Retained earnings	215,395,146	481,950,538
Accumulated other comprehensive income	9,206,322	12,190,872
Total Trina Solar Limited shareholders' equity	881,584,992	1,145,125,397
TOTAL LIABILITIES AND EQUITY	$ 972,107,929	$ 1,281,294,979

Additional Information - Financial Statement Schedule I (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	3,993,306,819	3,982,271,362
Ordinary shares, shares outstanding	3,993,306,819	3,982,271,362
Entities with net asset distribution restrictions
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	3,993,306,819	3,982,271,362
Ordinary shares, shares outstanding	3,993,306,819	3,982,271,362

Additional Information - Financial Statement Schedule I (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF OPERATIONS
Net sales	$ 1,296,654,938	$ 2,047,901,576	$ 1,857,689,274
Operating expenses
Selling expenses	118,885,352	100,427,110	75,677,623
General and administrative expenses	176,719,139	157,128,736	72,710,154
Research and development expenses	26,510,457	44,120,473	18,624,846
Total operating expenses	322,114,946	301,676,319	167,012,623
Loss from operations	(264,871,625)	30,965,559	417,348,437
Interest expense	(51,886,930)	(35,020,940)	(33,952,126)
Interest income	8,551,539	3,056,185	2,590,210
Other income, net	6,797,196	9,316,434	215,692
Income (loss) before income taxes	(291,960,599)	(30,510,623)	359,522,178
Income tax expense	25,405,072	(7,309,619)	(48,069,198)
Net income (loss) attributable to Trina Solar Limited shareholders	(266,555,392)	(37,820,093)	311,452,980
Entities with net asset distribution restrictions
STATEMENTS OF OPERATIONS
Net sales			331,563
Operating expenses
Selling expenses	910,494	948,195	1,957,545
General and administrative expenses	6,885,314	11,108,266	10,760,015
Research and development expenses	302,249	573,646	438,181
Total operating expenses	8,098,057	12,630,107	13,155,741
Loss from operations	(8,098,057)	(12,630,107)	(12,824,178)
Interest expense	(4,213,686)	(7,606,120)	(9,419,771)
Interest income	1,604,065	264,533	291,006
Equity in earnings (loss) of subsidiaries	(261,348,842)	(20,189,689)	331,756,996
Other income, net	5,501,128	2,341,290	1,650,607
Income (loss) before income taxes	(266,555,392)	(37,820,093)	311,454,660
Income tax expense			(1,680)
Net income (loss) attributable to Trina Solar Limited shareholders	$ (266,555,392)	$ (37,820,093)	$ 311,452,980

Additional Information - Financial Statement Schedule I (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ (266,555,527)	$ (37,820,242)	$ 311,452,980
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax	(2,984,550)	1,183,743	(433,227)
Comprehensive income (loss)	(269,540,077)	(36,636,499)	311,019,753
Entities with net asset distribution restrictions
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(266,555,392)	(37,820,093)	311,452,980
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax	(2,984,550)	1,183,743	(433,227)
Comprehensive income (loss)	$ (269,539,942)	$ (36,636,350)	$ 311,019,753

Additional Information - Financial Statement Schedule I (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (266,555,392)	$ (37,820,093)	$ 311,452,980
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on repurchasing convertible senior notes	(5,091,424)	(2,341,290)
Loss on change in fair value of investment in securities		295,715	812,929
Share-based compensation	5,999,427	7,958,434	5,955,047
Amortization of convertible senior notes issuance costs		2,101,948	3,899,771
Changes in operating assets and liabilities:
Other noncurrent assets	(1,669,354)
Accrued expenses and other current liabilities	(44,652,036)	67,008,197	33,764,877
Net cash provided by (used in) operating activities	(178,198,886)	21,927,274	263,929,128
Investing activities:
Investment in subsidiaries, net of cash acquired	(6,893,519)	(3,910,984)	(155,888)
Net cash used in investing activities	(170,586,320)	(402,525,203)	(102,852,052)
Financing activities:
Proceeds from issuance of exercise of share options		156,048	1,088,976
Proceeds from issuance of ordinary shares, net of issuance costs			176,271,078
Payments for repurchase of convertible senior notes	(39,082,576)	(7,582,710)
Redemption of convertible senior notes		(320,000)
Net cash provided by financing activities	342,265,775	443,446,573	186,045,831
Net change in cash and cash equivalents	(9,503,981)	64,032,387	346,689,680
Cash and cash equivalents at the beginning of the year	816,779,973	752,747,586	406,057,906
Cash and cash equivalents at the end of the year	807,275,992	816,779,973	752,747,586
Entities with net asset distribution restrictions
Operating activities:
Net income (loss)	(266,555,392)	(37,820,093)	311,452,980
Adjustments to reconcile net income (loss) to net cash used in operating activities
Equity in (earnings) loss of subsidiaries	261,348,842	20,189,689	(331,756,996)
Gain on repurchasing convertible senior notes	(5,091,424)	(2,341,290)
Loss on change in fair value of investment in securities		295,715
Share-based compensation	5,999,427	7,958,434	5,955,047
Amortization of convertible senior notes issuance costs		2,101,948	3,899,771
Changes in operating assets and liabilities:
Other current assets	(6,605)	227,435	235,920
Other noncurrent assets		(80,317)
Accrued expenses and other current liabilities	(1,472,645)	3,383,014	(3,828,410)
Net cash provided by (used in) operating activities	(5,777,797)	(6,085,465)	(14,041,688)
Investing activities:
Investment in subsidiaries, net of cash acquired		(83,000,000)	(67,856,355)
Amounts due from group companies	7,395,837	40,752,493	(97,014,578)
Net cash used in investing activities	7,395,837	(42,247,507)	(164,870,933)
Financing activities:
Proceeds from issuance of exercise of share options		156,048	1,088,976
Proceeds from issuance of ordinary shares, net of issuance costs			176,271,078
Payments for repurchase of convertible senior notes	(39,082,576)	(7,582,710)
Redemption of convertible senior notes		(320,000)
Net cash provided by financing activities	(39,082,576)	(7,746,662)	177,360,054
Net change in cash and cash equivalents	(37,464,536)	(56,079,634)	(1,552,567)
Cash and cash equivalents at the beginning of the year	43,204,022	99,283,656	100,836,223
Cash and cash equivalents at the end of the year	$ 5,739,486	$ 43,204,022	$ 99,283,656